UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06640

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-677-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEMIANNUAL REPORT

February 29, 2012

ASP	American Strategic Income Portfolio Inc.

BSP	American Strategic Income Portfolio Inc. II

CSP	American Strategic Income Portfolio Inc. III

SLA	American Select Portfolio Inc.

First American Mortgage Funds

OUR IMAGE–GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

TABLE OF CONTENTS

1	Explanation of Financial Statements

2	Fund Overviews

6	Schedule of Investments

26	Statements of Assets and Liabilities

27	Statements of Operations

28	Statements of Changes in Net Assets

30	Statements of Cash Flows

31	Financial Highlights

35	Notes to Financial Statements

48	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in one or more of the funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund’s net asset value (“NAV”) and market price per share. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund’s shares trade. This price, which may be higher or lower than the fund’s NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund’s securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	1

Fund Overviews

American Strategic Income Portfolio (ASP)

Portfolio Allocation

As a percentage of total investments on February 29, 2012

Commercial Loans	26%
Preferred Stocks	25
Commercial Mortgage-Backed Securities	22
U.S. Government Agency Mortgage-Backed Securities	12
Multifamily Loans	7
Corporate Note	5
Short-Term Investment	2
Single Family Loans	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 29, 2012. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 29, 2012, based on the fair value outstanding.

Single family loans
Current	98.6%
30 Days	1.4
60 Days	0.0
90 Days	0.0
120+ Days	0.0
100.0%

Multifamily and commercial loans
Current	92.9%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	7.1
100.0%

2	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Strategic Income Portfolio II (BSP)

Portfolio Allocation

As a percentage of total investments on February 29, 2012

Commercial Loans	27%
Multifamily Loans	26
Preferred Stocks	18
Commercial Mortgage-Backed Securities	12
Corporate Notes	9
U.S. Government Agency Mortgage-Backed Securities	6
Short-Term Investment	2
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 29, 2012. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 29, 2012, based on the fair value outstanding.

Single family loans
Current	40.7%
30 Days	59.3
60 Days	0.0
90 Days	0.0
120+ Days	0.0
100.0%

Multifamily and commercial loans
Current	86.6%
30 Days	2.0
60 Days	0.0
90 Days	0.0
120+ Days	11.4
100.0%

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	3

Fund Overviews

American Strategic Income Portfolio III (CSP)

Portfolio Allocation

As a percentage of total investments on February 29, 2012

Commercial Loans	38%
Multifamily Loans	21
Preferred Stocks	20
U.S. Government Agency Mortgage-Backed Securities	7
Corporate Notes	7
Commercial Mortgage-Backed Securities	3
Real Estate Owned	3
Short-Term Investment	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 29, 2012. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of multifamily and commercial loans in the portfolio that are 30,60,90, or 120 or more days delinquent as of February 29, 2012, based on the fair value outstanding.

Multifamily and commercial loans
Current	74.4%
30 Days	0.0
60 Days	2.0
90 Days	0.0
120+ Days	23.6
100.0%

4	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Select Portfolio (SLA)

Portfolio Allocation

As a percentage of total investments on February 29, 2012

Commercial Loans	31%
Preferred Stocks	25
Multifamily Loans	15
Commercial Mortgage-Backed Securities	11
Corporate Notes	9
U.S. Government Agency Mortgage-Backed Securities	7
Short-Term Investment	2
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 29, 2012. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of multifamily and commercial loans in the portfolio that are 30,60,90, or 120 or more days delinquent as of February 29, 2012, based on the fair value outstanding.

Multifamily and commercial loans
Current	93.8%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	6.2
100.0%

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	5

Schedule of Investments	February 29, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 46.8%
Commercial Loans — 35.9%
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17	6/14/07	$1,847,809	$1,847,809	$1,940,199
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,311,017	1,311,017	1,099,149
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12	6/11/02	1,795,930	1,795,930	1,795,934
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17	6/28/07	1,250,000	1,250,000	1,312,500
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17	6/28/07	2,000,000	2,000,000	2,020,000
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15	2/28/06	1,602,877	1,602,877	1,266,004
Naples Boat Club, Naples, FL, 6.43%, 1/1/17	12/28/06	1,546,444	1,546,444	1,623,766
Palace Court, Santa Fe, NM, 5.88%, 1/1/13	10/2/06	1,858,913	1,858,913	1,291,105
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13	8/3/06	1,886,592	1,886,592	1,905,458
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18	12/23/05	1,316,566	1,316,566	1,382,394
Stephens Center, Missoula, MT, 6.88%, 9/1/15	4/20/06	1,705,896	1,705,896	1,791,191
The Storage Place, Marana, AZ, 6.65%, 1/1/13 ¿	12/20/07	3,188,886	3,188,886	1,760,265

			21,310,930	19,187,965

Multifamily Loans — 10.3%
Forest Club Apartments, Dallas, TX, 11.88%, 4/1/12	4/19/06	1,720,000	1,720,000	1,455,196
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 §	6/3/04	1,102,644	1,102,644	1,049,499
Spring Creek Gardens, Plano, TX, 5.63%, 8/1/15	12/22/05	2,054,050	2,051,932	2,054,050
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/12	2/21/03	780,622	780,622	780,622
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/12	2/21/03	148,814	148,814	136,465

			5,804,012	5,475,832

Single Family Loans — 0.6%
American Portfolio, 1 loan, California, 3.00%, 1/1/17	7/18/95	12,998	12,381	12,888
Anivan, 1 loan, Maryland, 2.88%, 10/1/15	6/14/96	42,581	42,856	42,787
Bank of New Mexico, 1 loan, New Mexico, 3.75%, 2/1/18	5/31/96	22,823	22,823	23,403
Bluebonnet Savings & Loan, 4 loans, Texas, 3.40%, 12/20/14	5/22/92	40,514	40,514	40,766
Fairbanks, 1 loan, Utah, 4.13%, 11/1/18	5/21/92	13,677	11,609	13,938
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.51%, 2/10/18	2/26/92	93,817	89,523	96,632
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	34,621	32,890	35,659
Nomura III, 2 loans, California & New York, 4.38%, 3/9/19	9/29/95	41,988	37,955	42,962
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 1/1/17	2/21/92	22,265	18,249	22,933

			308,800	331,968

Total Whole Loans			27,423,742	24,995,765

Corporate Note ¥ — 6.7%
Fixed Rate — 6.7%
Stratus Properties V, 8.75%, 12/31/14	6/1/07	3,500,000	3,500,000	3,570,000

U.S. Government Agency Mortgage-Backed Securities — 17.3%
Fixed Rate — 17.3%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a		199,374	202,302	216,428
9.00%, 7/1/30, #C40149		54,965	56,037	68,446
5.00%, 5/1/39, #G05430 a		1,011,953	1,036,825	1,090,380
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a		80,628	81,271	87,042
5.00%, 7/1/18, #724954 a		648,615	648,178	701,952
6.50%, 6/1/29, #252497 a		65,815	65,493	75,421
7.50%, 3/1/30, #495694		34,718	34,305	37,890
7.50%, 5/1/30, #535289 a		18,933	18,467	22,775
8.00%, 5/1/30, #538266 a		7,003	6,939	7,378
6.00%, 5/1/31, #535909 a		112,223	112,694	125,218

The accompanying notes are an integral part of the financial statements.

6	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶

6.50%, 11/1/31, #613339 a	$75,638	$76,884	$86,299
5.50%, 7/1/33, #720735 a	903,941	895,739	987,737
5.00%, 7/1/39, #935588 a	493,520	504,506	533,244
4.00%, 12/1/40, #AB1959 a	1,142,237	1,139,058	1,209,784
4.00%, 12/1/40, #MA0583 a	796,761	805,654	839,427
4.00%, 1/1/41, #MA0614 a	1,135,583	1,124,143	1,196,392
3.50%, 3/1/41, #AE0981 a	1,875,587	1,937,337	1,940,814

Total U.S. Government Agency Mortgage-Backed Securities		8,745,832	9,226,627

Commercial Mortgage-Backed Securities — 30.4%
Other — 30.4%
Bear Stearns Commercial Mortgage Securities,
5.72%, 9/11/38, Series 2006-PW12, Class A4 a r	1,200,000	995,299	1,370,580
5.69%, 6/11/50, Series 2007-PW17, Class A4 a	1,985,000	1,781,131	2,273,841
5.74%, 9/11/42, Series 2007-T28, Class A4	1,200,000	955,276	1,400,109
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.23%, 7/15/44, Series 2005-CD1, Class A4 r	2,357,000	1,568,790	2,630,261
5.89%, 11/15/44, Series 2007-CD5, Class A4 r	1,550,000	1,453,750	1,791,499
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,900,000	2,079,699	3,281,817
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41 a r	1,875,000	1,418,622	2,177,558
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.64%, 6/11/42 r	1,160,000	949,630	1,343,259

Total Commercial Mortgage-Backed Securities		11,202,197	16,268,924

Preferred Stocks — 34.2%
Real Estate Investment Trusts — 34.2%
BRE Properties, Series D ☒	2,400	47,688	61,125
Developers Diversified Realty, Series H ☒	12,060	247,230	302,465
Developers Diversified Realty, Series I ☒	1,950	40,658	49,140
Digital Realty, Series E	24,000	600,000	633,751
Duke Realty, Series J ☒	2,100	52,246	52,542
Duke Realty, Series L ☒	8,750	167,300	217,525
Duke Realty, Series O ☒	20,300	479,080	541,198
Equity Residential Properties, Series K ☒	10,000	557,500	657,188
Equity Residential Properties, Series N ☒	28,800	557,520	734,688
Health Care Properties, Series E ☒	19,000	470,630	491,530
Health Care Properties, Series F	14,000	343,700	358,313
Health Care REIT, Series J	26,000	649,995	649,995
Kimco Realty, Series G ☒	50,700	1,320,735	1,314,651
National Retail Properties, Series C ☒	25,000	527,500	625,782
National Retail Properties, Series D	13,350	334,451	334,017
ProLogis, Series L ☒	35,060	801,940	867,735
ProLogis, Series M ☒	5,600	139,850	140,952
ProLogis, Series R ☒	26,975	636,199	682,737
ProLogis, Series S ☒	3,800	79,800	96,900
PS Business Parks, Series H ☒	22,060	389,700	558,339
PS Business Parks, Series I ☒	4,240	83,401	107,325
PS Business Parks, Series P ☒	3,750	71,887	94,913
PS Business Parks, Series R ☒	9,500	234,175	252,700
Public Storage, Series A ☒	6,000	144,291	155,040
Public Storage, Series C ☒	5,000	100,000	128,906
Public Storage, Series F ☒	9,300	231,105	236,769
Public Storage, Series X ☒	3,000	74,330	76,830
Public Storage, Series Z ☒	11,500	282,309	300,797
Realty Income, Series D ☒	20,500	546,185	512,500
Realty Income, Series E ☒	37,060	714,246	942,065
Regency Centers, Series C ☒	22,060	482,737	551,059

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	7

Schedule of Investments	February 29, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Regency Centers, Series D	10,000	$249,000	$249,800
Regency Centers, Series E ☒	24,060	483,600	605,831
Simon Property Group, Series J ☒	11,000	511,500	781,000
UDR, Series G	41,500	995,450	1,079,000
Vornado Realty, Series E ☒	4,800	121,338	124,416
Vornado Realty, Series F	20,000	503,000	512,780
Vornado Realty, Series G ☒	30,000	483,000	759,870
Weingarten Realty Investors, Series D	16,000	394,080	404,480
Weingarten Realty Investors, Series E	16,154	411,927	410,635
Weingarten Realty Investors, Series F ☒	25,500	608,175	654,840

Total Preferred Stocks		16,169,458	18,312,129

Total Unaffiliated Investments		67,041,229	72,373,445

Short-Term Investment — 3.2%
First American Prime Obligations Fund, Class Z, 0.06% W	1,722,001	1,722,001	1,722,001

Total Investments ▲ — 138.6%		$68,763,230	$74,095,446

Other Assets and Liabilities, Net — (38.6)%			(20,651,060)

Total Net Assets — 100.0%			$53,444,386

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 29, 2012, the total fair value of these securities was $28,565,765 or 53.4% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 29, 2012. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 29, 2012.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 29, 2012.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 29, 2012, securities valued at $14,942,270 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$8,159,451	2/13/2012	0.30%	3/14/2012	$1,156	(1)
5,141,000	2/23/2012	1.60%	3/23/2012	1,599	(2)

$13,300,451				$2,755

*	Interest rate as of February 29, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $199,374 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,011,953 par

Federal National Mortgage Association, 6.00%, 10/1/16, $80,628 par

Federal National Mortgage Association, 5.00%, 7/1/18, $648,615 par

Federal National Mortgage Association, 6.50%, 6/1/29, $65,815 par

Federal National Mortgage Association, 7.50%, 5/1/30, $18,933 par

Federal National Mortgage Association, 8.00%, 5/1/30, $7,003 par

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Strategic Income Portfolio (ASP)

Federal National Mortgage Association, 6.00%, 5/1/31, $112,223 par

Federal National Mortgage Association, 6.50%, 11/1/31, $75,638 par

Federal National Mortgage Association, 5.50%, 7/1/33, $903,941 par

Federal National Mortgage Association, 5.00%, 7/1/39, $493,520 par

Federal National Mortgage Association, 4.00%, 12/1/40, $1,142,237 par

Federal National Mortgage Association, 4.00%, 12/1/40, $796,761 par

Federal National Mortgage Association, 4.00%, 1/1/41, $1,135,583 par

Federal National Mortgage Association, 3.50%, 3/1/41, $1,875,587 par

(2)	Merrill Lynch, Pierce, Fenner & Smith Incorporated:

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, 9/11/38, $1,200,000 par

Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50, $1,985,000 par

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41, $1,875,000 par

The	fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The	fund has entered into a lending commitment with Merrill Lynch, Pierce, Fenner & Smith Incorporated. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 29, 2012.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. See note 2 in Notes to Financial Statements. On February 29, 2012, securities valued at $13,679,358 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$7,000,000	1.15%	$224

*	Interest rate as of February 29, 2012. Rate is based on one-month LIBOR plus 0.90%.

Description of collateral:

Preferred Stocks

BRE Properties, Series D, 2,400 shares

Developers Diversified Realty, Series H, 12,060 shares

Developers Diversified Realty, Series I, 1,950 shares

Duke Realty, Series J, 2,100 shares

Duke Realty, Series L, 8,750 shares

Duke Realty, Series O, 20,300 shares

Equity Residential Properties, Series K, 10,000 shares

Equity Residential Properties, Series N, 28,800 shares

Health Care Properties, Series E, 19,000 shares

Kimco Realty, Series G, 50,700 shares

National Retail Properties, Series C, 25,000 shares

ProLogis, Series L, 35,060 shares

ProLogis, Series M, 5,600 shares

ProLogis, Series R, 26,975 shares

ProLogis, Series S, 3,800 shares

PS Business Parks, Series H, 22,060 shares

PS Business Parks, Series I, 4,240 shares

PS Business Parks, Series P, 3,750 shares

PS Business Parks, Series R, 9,500 shares

Public Storage, Series A, 6,000 shares

Public Storage, Series C, 5,000 shares

Public Storage, Series F, 9,300 shares

Public Storage, Series X, 3,000 shares

Public Storage, Series Z, 11,500 shares

Realty Income, Series D, 20,500 shares

Realty Income, Series E, 37,060 shares

Regency Centers, Series C, 22,060 shares

Regency Centers, Series E, 24,060 shares

Simon Property Group, Series J, 11,000 shares

Vornado Realty, Series E, 4,800 shares

Vornado Realty, Series G, 30,000 shares

Weingarten Realty Investors, Series F, 25,500 shares

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	9

Schedule of Investments	February 29, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 29, 2012.

▲	On February 29, 2012, the cost of investments for federal income tax purposes was approximately $68,763,230. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation......	$8,249,250
Gross unrealized depreciation	(2,917,034)

Net unrealized appreciation......	$5,332,216

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 77.9%
Commercial Loans — 40.0%
5555 East Van Buren I, Phoenix, AZ, 4.93%, 10/1/14	6/23/04	$6,035,296	$6,035,296	$3,822,334
5555 East Van Buren II, Phoenix, AZ, 4.88%, 10/1/14	8/18/06	1,255,552	1,255,552	693,065
American Mini-Storage, Memphis, TN, 6.80%, 12/1/11 ¿	11/5/07	2,970,626	2,970,626	2,453,740
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 ß	3/31/97	1,053,912	1,053,912	1,106,608
Hickman Road, Clive, IA, 6.78%, 1/1/13 ß	12/3/07	5,500,000	5,500,000	5,555,000
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 ß	9/17/03	1,387,517	1,387,517	1,415,267
Office City Plaza, Houston, TX, 4.00%, 3/1/17	2/10/12	3,900,000	3,900,000	3,900,000
Oyster Point Office Park, Newport News, VA, 5.93%, 2/1/13 ß	1/4/06	11,831,854	11,831,854	11,831,854
PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14 ß	3/30/06	1,406,043	1,406,043	1,406,043
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17 ß	12/13/06	1,734,735	1,734,735	1,821,472
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17 ß	3/30/07	6,764,532	6,764,532	7,035,113
Signal Butte, Mesa, AZ, 4.93%, 7/1/17	6/20/07	15,000,000	15,002,903	8,280,000
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 ß	1/19/07	12,000,000	12,000,000	11,606,616
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14 ß	2/15/07	1,229,103	1,229,103	1,253,685

			72,072,073	62,180,797

Multifamily Loans — 37.8%
Carolina Square Apartments, Tallahassee, FL, 5.43%, 8/1/12 ¿	7/20/07	7,875,000	7,875,000	5,068,043
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13	6/5/03	3,679,370	3,679,370	3,108,976
Lake Point Terrace Apartments I, Madison, WI, 5.90%, 6/1/15	7/1/10	4,400,000	4,400,000	4,400,000
Lake Point Terrace Apartments II, Madison, WI, 9.88%, 6/1/15	7/1/10	550,000	550,000	550,000
Meadows Point, College Station, TX, 7.93%, 5/1/16	1/24/08	5,400,000	5,400,000	5,400,000
RP-Plaza Development Lot 11, Oxnard, CA, 6.90%, 3/1/12	2/23/05	2,500,000	2,500,000	2,091,305
RP-Plaza Development Lot 16, Oxnard, CA, 6.90%, 3/1/12	3/1/10	2,500,000	2,500,000	2,091,305
Sapphire Skies I, Cle Elum, WA, 4.93%, 7/1/13	12/23/05	8,758,484	8,758,484	7,498,129
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/13 S	3/20/09	3,200,000	3,200,000	321,286
Sapphire Skies III, Cle Elum, WA, 4.93%, 7/1/13	7/13/10	6,000,000	6,000,000	4,622,934
Summit Chase Apartments I, Coral Springs, FL, 6.93%, 4/1/12 ß	7/7/05	9,500,000	9,500,000	8,657,730
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 4/1/12 S	7/7/05	6,150,000	6,150,000	2,580,688
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¿ §	4/17/07	8,800,000	8,800,000	4,857,600
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 S §	4/17/07	2,298,600	2,298,600	888,046
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 ¿ §	3/30/06	7,000,000	7,000,000	3,864,000
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 S §	3/30/06	1,690,000	1,690,000	238,358
Vista Bonita Apartments, Denton, TX, 7.15%, 6/1/13	3/4/05	2,609,205	2,609,205	2,635,297

			82,910,659	58,873,697

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.47%, 10/22/16	12/18/92	39,999	40,328	40,490
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.43%, 3/23/20	12/30/92	129,998	129,998	133,883

			170,326	174,373

Total Whole Loans			155,153,058	121,228,867

Corporate Notes ¥ — 12.6%
Fixed Rate — 12.6%
Sarofim South and Bland, 7.50%, 1/1/13	12/21/07	8,511,612	8,511,612	8,511,612
Stratus Properties II, 8.75%, 12/31/12	6/14/01	3,000,000	3,000,000	3,000,000
Stratus Properties III, 8.75%, 6/30/13	12/12/06	8,000,000	8,000,000	8,080,000

Total Corporate Notes			19,511,612	19,591,612

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	11

Schedule of Investments	February 29, 2012 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶

U.S. Government Agency Mortgage-Backed Securities a — 8.6%
Fixed Rate — 8.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	$1,063,330	$1,078,932	$1,154,283
9.00%, 7/1/30, #C40149	91,609	93,169	114,076
5.00%, 5/1/39, #G05430	2,153,644	2,206,576	2,320,552
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	68,887	69,043	74,367
5.50%, 6/1/17, #648508	101,724	101,953	110,886
5.00%, 9/1/17, #254486	143,012	143,187	154,772
5.00%, 11/1/17, #657356	221,636	222,185	239,861
6.50%, 6/1/29, #252497	438,767	436,622	502,809
7.50%, 5/1/30, #535289	68,161	66,482	81,993
8.00%, 5/1/30, #538266	25,211	24,977	26,561
8.00%, 6/1/30, #253347	83,855	83,077	102,238
5.00%, 11/1/33, #725027	4,872,274	4,971,978	5,267,494
5.00%, 7/1/39, #935588	2,961,121	3,019,401	3,199,465

Total U.S. Government Agency Mortgage-Backed Securities		12,517,582	13,349,357

Commercial Mortgage-Backed Securities a r — 17.3%
Other — 17.3%
Banc of America Commercial Mortgage,
5.00%, 7/10/45, Series 2005-4, Class A5B	8,060,000	5,333,383	8,608,265
Bear Stearns Commercial Mortgage Securities,
5.47%, 1/12/45, Series 2007-T26, Class A4	10,000,000	8,538,000	11,433,610
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44, Series 2007-CD5, Class A4	5,950,000	5,462,537	6,877,046

Total Commercial Mortgage-Backed Securities		19,333,920	26,918,921

Preferred Stocks — 26.4%
Real Estate Investment Trusts — 26.4%
BRE Properties, Series D ☒	7,450	148,032	189,742
Developers Diversified Realty, Series H ☒	6,600	135,300	165,528
Developers Diversified Realty, Series I ☒	6,050	126,143	152,460
Duke Realty, Series J ☒	38,000	893,000	950,760
Duke Realty, Series L ☒	74,260	1,529,361	1,846,104
Duke Realty, Series M ☒	83,200	1,704,000	2,104,877
Equity Residential Properties, Series K ☒	30,000	1,680,000	1,971,564
Equity Residential Properties, Series N ☒	118,000	2,244,300	3,010,180
Health Care REIT, Series J	176,000	4,399,968	4,399,968
Kimco Realty, Series F ☒	137,700	3,241,375	3,468,319
Kimco Realty, Series G ☒	39,300	1,020,901	1,019,049
National Retail Properties, Series D ☒	109,800	2,745,435	2,747,196
ProLogis, Series L ☒	84,100	1,748,225	2,081,475
ProLogis, Series M ☒	14,360	367,561	361,441
ProLogis, Series O ☒	13,459	336,475	346,569
ProLogis, Series R ☒	48,120	1,149,478	1,217,917
ProLogis, Series S ☒	11,700	245,700	298,350
PS Business Parks, Series H ☒	37,600	752,000	951,656
PS Business Parks, Series I ☒	13,200	259,644	334,125
PS Business Parks, Series P ☒	11,650	223,330	294,861
Public Storage, Series A ☒	40,000	977,346	1,033,600
Public Storage, Series F ☒	38,000	900,600	967,442
Public Storage, Series W ☒	38,000	906,300	973,560

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Realty Income, Series D ☒	90,000	$2,281,500	$2,250,000
Realty Income, Series E ☒	37,600	812,160	955,792
Regency Centers, Series C ☒	62,600	1,440,412	1,563,748
Regency Centers, Series E ☒	39,200	791,840	987,056
Weingarten Realty Investors, Series E	45,311	1,155,430	1,151,806
Weingarten Realty Investors, Series F ☒	129,000	3,175,980	3,312,720

Total Preferred Stocks		37,391,796	41,107,865

Total Unaffiliated Investments		243,907,968	222,196,622

Short-Term Investment — 3.1%
First American Prime Obligations Fund, Class Z, 0.06% W	4,857,850	4,857,850	4,857,850

Total Investments ▲ — 145.9%		$248,765,818	$227,054,472

Other Assets and Liabilities, Net — (45.9)%			(71,452,929)

Total Net Assets — 100.0%			$155,601,543

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 29, 2012, the total fair value of these securities was $140,820,479 or 90.5% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 29, 2012. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 29, 2012. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 29, 2012.

ß	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company. See note 2 in Notes to Financial Statements. On February 29, 2012, securities valued at $51,689,388 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$16,700,000	4.25%	$1,972

*	Interest rate as of February 29, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 2.50% subject to a “floor” interest rate of 4.25% and reset monthly.

Description of collateral:

Whole Loans

Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17, $1,053,912 par

Hickman Road, Clive, IA, 6.78%, 1/1/13, $5,500,000 par

Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13, $1,387,517 par

Oyster Point Office Park, Newport News, VA, 5.93%, 2/1/13, $11,831,854 par

PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14, $1,406,043 par

Perkins – Blaine, Blaine, MN, 6.63%, 1/1/17, $1,734,735 par

Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17, $6,764,532 par

Station Square, Pompano Beach, FL, 6.33%, 2/1/14, $12,000,000 par

Summit Chase Apartments I, Coral Springs, FL, 6.93%, 4/1/12, $9,500,000 par

Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14, $1,229,103 par

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	13

Schedule of Investments	February 29, 2012 (unaudited)

American Strategic Income Portfolio II (BSP)

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 29, 2012, securities valued at $40,268,278 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$12,653,000	02/13/12	0.30%	03/14/12	$1,792	(1)
8,603,000	02/14/12	1.25%	03/15/12	4,774	(2)
6,926,000	02/14/12	1.25%	03/15/12	3,843	(3)
5,767,000	02/14/12	1.25%	03/15/12	3,200	(4)

$33,949,000				$13,609

*	Interest rate as of February 29, 2012. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,063,330 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $91,609 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $2,153,644 par

Federal National Mortgage Association, 6.00%, 10/1/16, $68,887 par

Federal National Mortgage Association, 5.50%, 6/1/17, $101,724 par

Federal National Mortgage Association, 5.00%, 9/1/17, $143,012 par

Federal National Mortgage Association, 5.00%, 11/1/17, $221,636 par

Federal National Mortgage Association, 6.50%, 6/1/29, $438,767 par

Federal National Mortgage Association, 7.50%, 5/1/30, $68,161 par

Federal National Mortgage Association, 8.00%, 5/1/30, $25,211 par

Federal National Mortgage Association, 8.00%, 6/1/30, $83,855 par

Federal National Mortgage Association, 5.00%, 11/1/33, $4,872,274 par

Federal National Mortgage Association, 5.00%, 7/1/39, $2,961,121 par

(2)	JP Morgan:

Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45, $10,000,000 par

(3)	JP Morgan:

Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $8,060,000 par

(4)	JP Morgan:

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $5,950,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 29, 2012.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. See note 2 in Notes to Financial Statements. On February 29, 2012, securities valued at $35,556,091 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$16,000,000	1.15%	$511

*	Interest rate as of February 29, 2012. Rate is based on one-month LIBOR plus 0.90%.

Description of collateral:

Preferred Stocks

BRE Properties, Series D, 7,450 shares

Developers Diversified Realty, Series H, 6,600 shares

Developers Diversified Realty, Series I, 6,050 shares

Duke Realty, Series J, 38,000 shares

Duke Realty, Series L, 74,260 shares

Duke Realty, Series M, 83,200 shares

Equity Residential Properties, Series K, 30,000 shares

Equity Residential Properties, Series N, 118,000 shares

Kimco Realty, Series F, 137,700 shares

Kimco Realty, Series G, 39,300 shares

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Strategic Income Portfolio II (BSP)

National Retail Properties, Series D, 109,800 shares

ProLogis, Series L, 84,100 shares

ProLogis, Series M, 14,360 shares

ProLogis, Series O, 13,459 shares

ProLogis, Series R, 48,120 shares

ProLogis, Series S, 11,700 shares

PS Business Parks, Series H, 37,600 shares

PS Business Parks, Series I, 13,200 shares

PS Business Parks, Series P, 11,650 shares

Public Storage, Series A, 40,000 shares

Public Storage, Series F, 38,000 shares

Public Storage, Series W, 38,000 shares

Realty Income, Series D, 90,000 shares

Realty Income, Series E, 37,600 shares

Regency Centers, Series C, 62,600 shares

Regency Centers, Series E, 39,200 shares

Weingarten Realty Investors, Series F, 129,000 shares

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 29, 2012.

▲	On February 29, 2012, the cost of investments for federal income tax purposes was approximately $248,765,818. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation......	$12,803,428
Gross unrealized depreciation	(34,514,774)

Net unrealized depreciation......	$(21,711,346)

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	15

Schedule of Investments	February 29, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 84.8%
Commercial Loans — 54.4%
150 North Pantano I, Tucson, AZ, 5.90%, 2/1/10 § ¿	1/4/05	$3,525,000	$3,525,000	$1,945,800
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/10 § ¿	1/4/05	440,000	440,259	167,534
8324 East Hartford Drive I, Scottsdale, AZ, 4.90%, 5/1/20	4/8/04	3,220,015	3,369,044	3,220,015
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 § ¿	12/18/02	4,959,112	5,287,521	2,737,430
Allegiance Health, Jackson, MI, 5.88%, 1/1/21 ß	12/28/10	8,394,098	8,394,098	8,813,803
Alliant University, Fresno, CA, 5.90%, 8/1/12 ß	7/12/06	2,703,098	2,703,098	2,703,098
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 ß	7/9/07	2,150,000	2,150,000	2,150,000
Biltmore Lakes Corporate Center, Phoenix, AZ, 4.88%, 9/1/14	8/2/04	1,699,365	1,699,365	1,699,365
Carrier 360 I, Grand Prairie, TX, 4.90%, 4/1/12 ß	6/28/04	3,104,381	3,104,381	3,104,381
Carrier 360 II, Grand Prairie, TX, 4.88%, 4/1/12	12/16/05	324,286	324,286	324,286
First Colony Marketplace, Sugar Land, TX, 6.43%, 8/1/12 ß	8/15/07	10,600,000	10,600,000	10,600,000
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12 ß	9/12/02	4,114,596	4,114,596	4,155,742
France Avenue Business Park II (second), Brooklyn Center, MN, 7.38%, 10/1/12	1/17/08	600,000	600,000	606,000
Jilly’s American Grill, Scottsdale, AZ, 6.88%, 9/1/11 §	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 3.47%, 8/1/09 § ¿ r	7/26/06	11,135,604	11,135,604	6,795,068
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 § ¿	7/26/06	1,389,396	1,389,396	529,027
NCH Commercial Pool I, Tucson, AZ, 11.93%, 4/1/10 § ¿	3/27/07	5,500,000	5,500,000	45,556
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 1/1/11 § ¿	12/4/07	14,000,000	14,121,459	7,728,000
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/11 §	8/24/07	2,350,000	2,350,000	2,179,350
North Austin Business Center, Austin, TX, 5.65%, 11/1/18 ß	10/29/04	3,551,278	3,551,278	3,728,841
Outlets at Casa Grande I, Casa Grande, AZ, 5.93%, 7/1/13	2/27/06	3,000,000	3,101,968	3,000,000
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 ß	3/26/07	4,600,000	4,600,000	4,830,000
RealtiCorp Fund III, Orlando/Crystal River, FL, 5.93%, 7/1/14	2/28/06	3,972,755	3,972,755	3,972,755
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 § ¿	3/25/08	4,044,683	4,044,683	2,861,051
Spa Atlantis, Pompano Beach, FL, 6.93%, 8/1/14	9/30/05	11,000,000	11,000,000	10,321,960
Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15 ß	8/25/04	3,204,207	3,204,207	3,204,207

			116,092,998	93,233,269

Multifamily Loans — 30.4%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/12 ß	3/1/07	10,720,000	10,720,000	10,720,000
Avalon Hills II, Omaha, NE, 9.88%, 3/1/12 S	3/1/07	2,448,800	2,448,800	1,905,015
Chateau Club Apartments I, Athens, GA, 6.43%, 12/1/12 ¿	12/20/07	6,000,000	6,000,000	3,312,000
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/12 S	12/20/07	2,991,624	2,991,624	1,319,937
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 ß	8/29/03	2,337,369	2,337,369	2,384,116
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 § ¿	10/14/05	7,389,373	7,389,373	4,078,934
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 § S	10/14/05	2,850,000	2,850,000	1,253,949
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 ß	8/26/04	2,437,987	2,438,923	2,370,967
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	478,486	478,486	394,997
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 ß	12/24/03	932,720	932,720	942,047
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	11,984	11,984	11,217
Good Haven Apartments I, Dallas, TX, 5.43%, 9/1/07 § ¿ r	8/24/04	6,737,000	6,737,000	3,475,000
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	676,974	676,974	683,744
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	11,984	11,984	11,217
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12	8/30/07	7,308,000	7,308,000	4,950,446
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 § ¿	10/17/06	4,993,450	4,993,450	42,459
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	634,732	634,732	641,080
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	11,984	11,984	11,163
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 § ß	1/17/07	3,328,000	3,328,000	3,328,000
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 § ¿	1/17/07	416,000	416,000	241,851
RiverPark Land Lot III, Oxnard, CA, 6.90%, 3/1/12	10/9/07	3,650,000	3,650,000	3,053,305
Villas of Woodgate, Lansing, MI, 6.40%, 5/1/12 ß	2/1/07	3,436,143	3,436,143	3,436,143

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	FAIR VALUE ¶

Whispering Oaks I, Little Rock, AR, 6.93%, 2/1/12 § ¿	1/10/07	$5,800,000	$5,800,000	$3,201,600
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/12 § S	1/10/07	2,636,000	2,636,000	438,043

			78,239,546	52,207,230

Total Whole Loans			194,332,544	145,440,499

Corporate Notes ¥ — 9.4%
Fixed Rate — 9.4%
Sarofim Brookhaven, 7.50%, 1/1/13	12/21/07	7,040,375	7,040,375	7,040,375
Stratus Properties IV, 8.75%, 6/30/13	12/1/06	7,000,000	7,000,000	7,070,000
Stratus Properties VI, 8.75%, 12/31/12	6/1/07	2,000,000	2,000,000	2,000,000

Total Corporate Notes			16,040,375	16,110,375

Private Mortgage-Backed Security ¥ Ä — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	41,898	29,519	—

U.S. Government Agency Mortgage-Backed Securities a — 10.8%
Fixed Rate — 10.8%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		1,063,330	1,078,932	1,154,283
9.00%, 7/1/30, #C40149		128,252	130,753	159,707
5.00%, 5/1/39, #G05430		2,958,017	3,030,719	3,187,263
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		68,887	69,043	74,367
5.50%, 2/1/17, #623874		119,492	119,368	130,180
5.50%, 6/1/17, #648508		101,724	101,954	110,886
5.00%, 9/1/17, #254486		143,012	143,188	154,772
5.00%, 11/1/17, #657356		221,636	222,185	239,861
6.50%, 6/1/29, #252497		307,137	305,635	351,966
7.50%, 5/1/30, #535289		68,161	66,483	81,992
8.00%, 5/1/30, #538266		25,211	24,977	26,561
8.00%, 6/1/30, #253347		75,470	74,769	92,014
5.00%, 12/1/35, #995317		4,284,513	4,407,399	4,632,056
5.00%, 7/1/39, #935512		1,599,284	1,629,127	1,728,013
5.00%, 7/1/39, #AA9716		5,862,531	6,014,633	6,334,412

Total U.S. Government Agency Mortgage-Backed Securities			17,419,165	18,458,333

Commercial Mortgage-Backed Securities r a — 5.0%
Other — 5.0%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45		6,400,000	4,234,944	6,835,347
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41		1,500,000	1,050,677	1,742,046

Total Commercial Mortgage-Backed Securities			5,285,621	8,577,393

Preferred Stocks — 28.2%
Real Estate Investment Trusts — 28.2%
BRE Properties, Series D ☒		5,250	104,317	133,711
CommonWealth REIT, Series E ☒		48,760	1,190,544	1,253,132
Digital Realty, Series E		1,805	46,213	47,663
Duke Realty, Series J ☒		56,556	1,203,278	1,415,031
Duke Realty, Series O ☒		79,383	2,029,418	2,116,351
Equity Residential Properties, Series N ☒		63,118	1,508,319	1,610,140
Health Care REIT, Series J		8,000	199,999	199,999

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	17

Schedule of Investments	February 29, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Hospitality Properties, Series C ☒	50,000	$1,250,230	$1,261,500
Hospitality Properties, Series D ☒	121,212	2,999,997	3,087,270
Kimco Realty, Series F ☒	163,000	3,797,000	4,105,562
Kimco Realty, Series G ☒	114,700	2,796,559	2,974,171
National Retail Properties, Series C ☒	10,000	253,000	250,313
National Retail Properties, Series D ☒	160,400	4,012,730	4,013,208
ProLogis, Series L ☒	161,320	3,718,236	3,992,670
ProLogis, Series O ☒	9,613	240,325	247,535
ProLogis, Series S ☒	8,300	174,300	211,650
PS Business Parks, Series H ☒	26,520	530,400	671,221
PS Business Parks, Series I ☒	94,300	1,634,731	2,386,969
PS Business Parks, Series P ☒	8,200	157,194	207,542
Public Storage, Series A ☒	38,000	921,909	981,920
Public Storage, Series C ☒	30,000	626,100	773,439
Public Storage, Series X ☒	74,000	1,786,318	1,895,140
Public Storage, Series Z ☒	30,000	746,643	784,689
Realty Income, Series D ☒	97,500	2,474,125	2,437,500
Realty Income, Series E ☒	36,520	824,632	928,338
Regency Centers, Series D ☒	16,000	398,400	399,680
Vornado Realty, Series E ☒	7,400	186,598	191,808
Vornado Realty, Series F ☒	7,800	164,970	199,984
Vornado Realty, Series H ☒	163,000	2,771,000	4,166,117
Weingarten Realty Investors, Series D ☒	79,170	1,757,574	2,001,418
Weingarten Realty Investors, Series F ☒	131,000	2,907,400	3,364,080

Total Preferred Stocks		43,412,459	48,309,751

Total Unaffiliated Investments		276,519,683	236,896,351

Real Estate Owned ¥ ● — 4.2%
Fairview Business Park, Salem, OR		4,850,450	4,850,000
Memphis Medical Building, Memphis, TN		2,688,484	2,346,000

Total Real Estate Owned		7,538,934	7,196,000

Short-Term Investment — 1.3%
First American Prime Obligations Fund, Class Z, 0.06 W	2,256,693	2,256,693	2,256,693

Total Investments ▲ — 143.7%		$286,315,310	$246,349,044

Other Assets and Liabilities, Net — (43.7)%			(74,913,433)

Total Net Assets — 100.0%			$171,435,611

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 29, 2012, the total fair value of these securities was $168,746,874 or 98.4% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 29, 2012. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 29, 2012.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Strategic Income Portfolio III (CSP)

ß	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company. On February 29, 2012, securities valued at $66,471,345 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$29,200,000	4.25%	$3,447

*	Interest rate as of February 29, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 2.50% subject to a “floor” interest rate of 4.25% and reset monthly.

Description of collateral:

Whole Loans

Allegiance Health, Jackson, MI, 5.88%, 1/1/21, $8,394,098 par

Alliant University, Fresno, CA, 5.90%, 8/1/12, $2,703,098 par

Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12, $2,150,000 par

Avalon Hills I, Omaha, NE, 6.93%, 3/1/12, $10,720,000 par

Carrier 360 I, Grand Prairie, TX, 4.90%, 4/1/12, $3,104,381 par

Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13, $2,337,369 par

El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12, $2,437,987 par

First Colony Marketplace, Sugar Land, TX, 6.43%, 8/1/12, $10,600,000 par

France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12, $4,114,596 par

Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14, $932,720 par

North Austin Business Center, Austin, TX, 5.65%, 11/1/18, $3,551,278 par

Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17, $4,600,000 par

Plantation Pines I, Tyler, TX, 6.59%, 2/1/10, $3,328,000 par

Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15, $3,204,207 par

Villas of Woodgate, Lansing, MI, 6.40%, 5/1/12, $3,436,143 par

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 29, 2012.

Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

Ä	Non-Income Producing Security – that is not considered to be in default of its original terms.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 29, 2012, securities valued at $26,910,194 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$17,509,000	2/13/12	0.30%	3/14/12	$2,481	(1)
5,506,000	2/14/12	1.25%	3/15/12	3,055	(2)
1,535,000	2/23/12	1.60%	3/23/12	478	(3)

$24,550,000				$6,014

*	Interest rate as of February 29, 2012. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $943,706 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $128,252 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $2,958,017 par

Federal National Mortgage Association, 6.00%, 10/1/16, $68,887 par

Federal National Mortgage Association, 5.50%, 2/1/17, $119,492 par

Federal National Mortgage Association, 5.50%, 6/1/17, $101,724 par

Federal National Mortgage Association, 5.00%, 9/1/17, $143,012 par

Federal National Mortgage Association, 5.00%, 11/1/17, $221,636 par

Federal National Mortgage Association, 6.50%, 6/1/29, $307,137 par

Federal National Mortgage Association, 7.50%, 5/1/30, $68,161 par

Federal National Mortgage Association, 8.00%, 5/1/30, $25,211 par

Federal National Mortgage Association, 8.00%, 6/1/30, $75,470 par

Federal National Mortgage Association, 5.00%, 12/1/35, $4,284,513 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,599,284 par

Federal National Mortgage Association, 5.00%, 7/1/39, $5,862,531 par

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	19

Schedule of Investments	February 29, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

(2)	JP Morgan:

Banc of America Commercial Mortgage Series 2005-4, Class A5B, 5.00%, 7/10/45, $6,400,000 par

(3)	Merrill Lynch, Pierce, Fenner & Smith Incorporated:

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41, $1,500,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with Merrill Lynch, Pierce, Fenner & Smith Incorporated. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. See note 2 in Notes to Financial Statements. On February 29, 2012, securities valued at $48,062,089 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$21,526,606	1.15%	$688

*	Interest rate as of February 29, 2012. Rate is based on one-month LIBOR plus 0.90%.

Description of collateral:

Preferred Stocks

BRE Properties, Series D, 5,250 shares

CommonWealth REIT, Series E, 48,760 shares

Duke Realty, Series J, 56,556 shares

Duke Realty, Series O, 79,383 shares

Equity Residential Properties, Series N, 63,118 shares

Hospitality Properties, Series C, 50,000 shares

Hospitality Properties, Series D, 121,212 shares

Kimco Realty, Series F, 163,000 shares

Kimco Realty, Series G, 114,700 shares

National Retail Properties, Series C, 10,000 shares

National Retail Properties, Series D, 160,400 shares

ProLogis, Series L, 161,320 shares

ProLogis, Series O, 9,613 shares

ProLogis, Series S, 8,300 shares

PS Business Parks, Series H, 26,520 shares

PS Business Parks, Series I, 94,300 shares

PS Business Parks, Series P, 8,200 shares

Public Storage, Series A, 38,000 shares

Public Storage, Series C, 30,000 shares

Public Storage, Series X, 74,000 shares

Public Storage, Series Z, 30,000 shares

Realty Income, Series D, 97,500 shares

Realty Income, Series E, 36,520 shares

Regency Centers, Series D, 16,000 shares

Vornado Realty, Series E, 7,400 shares

Vornado Realty, Series F, 7,800 shares

Vornado Realty, Series H, 163,000 shares

Weingarten Realty Investors, Series D, 79,170 shares

Weingarten Realty Investors, Series F, 131,000 shares

●	Real Estate Owned. See note 2 in the Notes to Financial Statements.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 29, 2012.

▲	On February 29, 2012, the cost of investments for federal income tax purposes was approximately $286,286,672. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,281,150
Gross unrealized depreciation	(50,247,416)

Net unrealized depreciation......	$(39,966,266)

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 65.8%
Commercial Loans — 44.6%
12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15 ß	12/22/04	$4,933,627	$4,933,627	$4,933,627
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 §	10/31/06	3,740,919	3,740,919	2,537,234
Clear Lake Central I, Webster, TX, 4.93%, 2/1/12 ß	7/27/06	6,895,716	6,895,716	6,559,239
Gallery Row, Tucson, AZ, 11.88%, 10/1/11 § ¿	9/7/06	500,000	502,899	4,171
George Gee Hummer, Liberty Lake, WA, 6.38%, 1/1/14 ß	6/30/05	2,125,000	2,125,000	1,881,411
George Gee Pontiac I, Liberty Lake, WA, 6.40%, 1/1/14 ß	6/30/05	4,675,000	4,675,000	4,141,288
George Gee Pontiac II, Liberty Lake, WA, 6.38%, 1/1/14	9/14/06	750,000	750,000	664,028
George Gee Porsche, Liberty Lake, WA, 6.38%, 1/1/14 ß	9/14/06	2,500,000	2,500,000	2,213,425
Highland Park I, Scottsdale, AZ, 6.77%, 4/1/13 ß	2/23/06	9,204,035	9,204,035	9,204,035
Highland Park II, Scottsdale, AZ, 11.88%, 4/1/13	2/23/06	1,183,784	1,183,784	974,965
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 § ¿	7/18/07	3,520,000	3,520,000	1,943,040
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 § ¿	7/18/07	440,000	440,000	138,428
Landmark Bank Center, Euless, TX, 6.85%, 5/1/12	7/1/04	3,218,698	3,218,698	3,218,698
Landmark Bank Center II, Euless, TX, 7.55%, 5/1/12	6/12/08	1,157,576	1,157,576	1,057,687
Landmark Bank Center III, Euless, TX, 8.88%, 9/1/15	6/8/10	1,163,510	1,163,510	1,127,907
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 ß	5/23/07	2,175,000	2,175,000	2,218,500
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 2.93%, 11/1/12	10/12/07	7,806,202	7,806,202	4,309,023
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17 ß	6/28/07	4,829,869	4,829,869	5,071,363
Town Square #6, Olympia, WA, 7.40%, 9/1/12	8/2/02	3,392,956	3,392,956	2,806,666

			64,214,791	55,004,735

Multifamily Loans — 21.2%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15 ß	8/11/03	4,083,090	4,083,090	4,287,244
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	218,652	218,652	228,838
Highland House Apartments, Dallas, TX, 6.55%, 10/1/13 ß	9/10/07	2,661,965	2,661,965	2,661,965
Keystone Crossings, Springdale, AZ, 8.15%, 7/5/16 S	6/27/07	4,875,000	4,875,000	3,786,247
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 § ¿	10/1/07	5,400,000	5,505,580	2,980,800
Revere Apartments, Revere, MA, 6.28%, 3/1/12 ß	3/8/07	1,591,688	1,591,688	1,568,889
RP Urban Partners Lot 12, Oxnard, CA, 6.90%, 3/1/12	2/23/05	2,500,000	2,500,000	2,091,305
RP Urban Partners Lot 17, Oxnard, CA, 6.90%, 3/1/12	3/1/10	2,500,000	2,500,000	2,091,305
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 ß	6/5/03	6,383,485	6,383,485	6,383,485

			30,319,460	26,080,078

Total Whole Loans			94,534,251	81,084,813

Corporate Notes ¥ — 13.6%
Fixed Rate — 13.6%
Sarofim Northwest, 7.50%, 1/1/13	12/21/07	8,181,250	8,181,250	8,181,250
Stratus Properties I, 8.75%, 12/31/14	12/28/00	5,000,000	5,000,000	5,100,000
Stratus Properties VII, 8.75%, 12/31/12	6/1/07	3,500,000	3,500,000	3,500,000

Total Corporate Notes			16,681,250	16,781,250

U.S. Government Agency Mortgage-Backed Securities a — 9.6%
Fixed Rate — 9.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		598,123	606,898	649,284
7.50%, 12/1/29, #C00896		128,389	126,638	154,357
5.00%, 5/1/39, #G05430		1,479,008	1,515,359	1,593,632
Federal National Mortgage Association,
5.00%, 11/1/17, #657356		221,636	222,185	239,861
6.50%, 6/1/29, #252497		394,890	392,959	452,528
7.50%, 5/1/30, #535289		37,867	36,935	45,552
8.00%, 5/1/30, #538266		14,006	13,876	14,756

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	21

Schedule of Investments	February 29, 2012 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶

5.00%, 11/1/33, #725027	$1,797,047	$1,833,821	$1,942,816
5.00%, 7/1/39, #935588	1,720,994	1,754,866	1,859,518
4.50%, 3/1/40, #932669	2,207,788	2,228,573	2,354,497
4.00%, 12/1/40, #MA0583	2,390,284	2,415,069	2,518,282

Total U.S. Government Agency Mortgage-Backed Securities		11,147,179	11,825,083

Commercial Mortgage-Backed Securities — 15.7%
Other — 15.7%
Banc of America Commercial Mortgage,
5.00%, 7/10/45, Series 2005-4, Class A5B a r	6,400,000	4,234,944	6,835,347
Bear Stearns Commercial Mortgage Securities,
5.72%, 9/11/38, Series 2006-PW12, Class A4 a r	2,100,000	1,564,416	2,398,515
5.74%, 9/11/42, Series 2007-T28, Class A4	1,456,221	1,051,365	1,699,056
5.69%, 6/11/50, Series 2007-PW17, Class A4 a	3,315,000	2,974,533	3,797,372
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44, Series 2007-CD5,Class A4 r	2,000,000	1,854,731	2,311,611
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41 a r	2,000,000	1,431,026	2,322,728

Total Commercial Mortgage-Backed Securities		13,111,015	19,364,629

Preferred Stocks — 35.4%
Real Estate Investment Trusts — 35.4%
BRE Properties, Series D ☒	28,600	675,354	728,408
Developers Diversified Realty, Series H ☒	23,820	488,310	597,406
Developers Diversified Realty, Series I ☒	3,830	79,856	96,516
Digital Realty, Series E ☒	140,000	3,500,000	3,696,882
Duke Realty, Series J	630	15,120	15,763
Duke Realty, Series K ☒	35,000	836,500	871,720
Duke Realty, Series L ☒	17,270	330,202	429,332
Duke Realty, Series O ☒	40,000	944,000	1,066,400
Equity Residential Properties, Series K ☒	18,000	991,800	1,182,938
Equity Residential Properties, Series N ☒	49,500	950,925	1,262,745
Health Care Properties, Series F	60,000	1,503,000	1,535,628
Health Care REIT, Series J	48,000	1,199,991	1,199,991
Hospitality Properties, Series C	75,000	1,812,000	1,892,250
Kimco Realty, Series G ☒	136,000	3,386,944	3,526,480
National Retail Properties, Series D	68,000	1,704,800	1,701,360
ProLogis, Series L ☒	114,820	2,167,595	2,841,795
ProLogis, Series M ☒	18,700	460,785	470,679
ProLogis, Series 0 ☒	10,228	255,700	263,371
ProLogis, Series R ☒	5,000	105,000	126,550
ProLogis, Series S ☒	7,400	155,400	188,700
PS Business Parks, Series H ☒	23,820	476,400	602,884
PS Business Parks, Series I ☒	8,400	165,228	212,625
PS Business Parks, Series P ☒	7,400	141,858	187,294
Public Storage, Series M ☒	55,000	1,399,750	1,405,745
Public Storage, Series Q ☒	16,000	402,880	448,960
Public Storage, Series R ☒	25,000	627,000	676,563
Realty Income, Series D ☒	60,000	1,521,000	1,500,000
Realty Income, Series E ☒	78,820	1,895,012	2,003,604
Regency Centers, Series C ☒	94,820	2,291,979	2,368,604
Regency Centers, Series E ☒	46,170	1,032,215	1,162,561
UDR, Series G ☒	95,000	2,308,000	2,470,000
Vornado Realty, Series G ☒	40,000	998,000	1,013,160
Vornado Realty, Series H ☒	68,000	1,547,000	1,738,012
Vornado Realty, Series I ☒	24,000	596,400	609,600

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Weingarten Realty Investors, Series D ☒	9,000	$207,000	$227,520
Weingarten Realty Investors, Series E ☒	130,000	3,201,900	3,304,600

Total Preferred Stocks		40,374,904	43,626,646

Total Unaffiliated Investments		175,848,599	172,682,421

Short-Term Investment — 2.6%
First American Prime Obligation Fund, Class Z, 0.06% W	3,222,267	3,222,267	3,222,267

Total Investments ▲ — 142.7%		$179,070,866	$175,904,688

Other Assets and Liabilities, Net — (42.7)%			(52,619,118)

Total Net Assets — 100.0%			$123,285,570

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 29, 2012, the total fair value of these securities was $97,866,063 or 79.4% of total net assets. See note 2 in Notes to Financial Statements.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 29, 2012. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

ß	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company. See note 2 in Notes to Financial Statements. On February 29, 2012, securities valued at $51,124,471 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$10,400,000	4.25%	$1,229

*	Interest rate as of February 29, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 2.50% subject to a “floor” interest rate of 4.25% and reset monthly.

Description of collateral:

Whole Loans

12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15, $4,933,627 par

Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15, $4,083,090 par

Clear Lake Central I, Webster, TX, 4.93%, 2/1/12, $6,895,716 par

George Gee Hummer, Liberty Lake, WA, 6.38%, 1/1/14, $2,125,000 par

George Gee Pontiac I, Liberty Lake, WA, 6.40%, 1/1/14, $4,675,000 par

George Gee Porsche, Liberty Lake, WA, 6.38%, 1/1/14, $2,500,000 par

Highland House Apartments, Dallas, TX, 6.55%, 10/1/13, $2,661,965 par

Highland Park I, Scottsdale, AZ, 6.77%, 4/1/13, $9,204,035 par

Mandala Agency Building, Bend, OR, 6.38%, 6/1/17, $2,175,000 par

Revere Apartments, Revere, MA, 6.28%, 3/1/12, $1,591,688 par

Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13, $6,383,485 par

Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17, $4,829,869 par

Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 29, 2012.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	23

Schedule of Investments	February 29, 2012 (unaudited)

American Select Portfolio (SLA)

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 29, 2012, securities valued at $27,179,045 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$11,220,000	02/13/12	0.30%	03/14/12	$1,590	(1)
5,506,000	02/14/12	1.25%	03/15/12	3,054	(2)
7,525,000	02/23/12	1.60%	03/23/12	2,341	(3)

$24,251,000				$6,985

*	Interest rate as of February 29, 2012. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $598,123 par

Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $128,389 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,479,008 par

Federal National Mortgage Association, 5.00%, 11/1/17, $221,636 par

Federal National Mortgage Association, 6.50%, 6/1/29, $394,890 par

Federal National Mortgage Association, 7.50%, 5/1/30, $37,867 par

Federal National Mortgage Association, 8.00%, 5/1/30, $14,006 par

Federal National Mortgage Association, 5.00%, 11/1/33, $1,797,047 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,720,994 par

Federal National Mortgage Association, 4.50%, 3/1/40, $2,207,788 par

Federal National Mortgage Association, 4.00%, 12/1/40, $2,390,284 par

(2)	JP Morgan:

Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $6,400,000 par

(3)	Merrill Lynch, Pierce, Fenner & Smith Incorporated:

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, 9/11/38, $2,100,000 par

Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50, $3,315,000 par

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41, $2,000,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with Merrill Lynch, Pierce, Fenner & Smith Incorporated. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 29, 2012.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. See note 2 in Notes to Financial Statements. On February 29, 2012, securities valued at $37,281,654 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$17,000,000	1.15%	$543

*	Interest rate as of February 29, 2012. Rate is based on one-month LIBOR plus 0.90%.

Description of collateral:

Preferred Stocks

BRE Properties, Series D, 28,600 shares

Developers Diversified Realty, Series H, 23,820 shares

Developers Diversified Realty, Series I, 3,830 shares

Digital Realty, Series E, 140,000 shares

Duke Realty, Series K, 35,000 shares

Duke Realty, Series L, 17,270 shares

Duke Realty, Series O, 40,000 shares

Equity Residential Properties, Series K, 18,000 shares

Equity Residential Properties, Series N, 49,500 shares

Kimco Realty, Series G, 136,000 shares

ProLogis, Series L, 114,820 shares

ProLogis, Series M, 18,700 shares

ProLogis, Series 0, 10,228 shares

ProLogis, Series R, 5,000 shares

ProLogis, Series S, 7,400 shares

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

American Select Portfolio (SLA)

PS Business Parks, Series H, 23,820 shares

PS Business Parks, Series I, 8,400 shares

PS Business Parks, Series P, 7,400 shares

Public Storage, Series M, 55,000 shares

Public Storage, Series Q, 16,000 shares

Public Storage, Series R, 25,000 shares

Realty Income, Series D, 60,000 shares

Realty Income, Series E, 78,820 shares

Regency Centers, Series C, 94,820 shares

Regency Centers, Series E, 46,170 shares

UDR, Series G, 95,000 shares

Vornado Realty, Series G, 40,000 shares

Vornado Realty, Series H, 68,000 shares

Vornado Realty, Series I, 24,000 shares

Weingarten Realty Investors, Series D, 9,000 shares

Weingarten Realty Investors, Series E, 130,000 shares

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 29, 2012.

▲	On February 29, 2012, the cost of investments for federal income tax purposes was approximately $179,070,866. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation......	$10,807,034
Gross unrealized depreciation	(13,973,212)

Net unrealized depreciation......	$(3,166,178)

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	25

Statements of Assets and Liabilities	February 29, 2012 (unaudited)

	ASP	BSP	CSP	SLA
Assets:
Unaffiliated investments, at fair value (Cost: $67,041,229, $243,907,968, $276,519,683, $175,848,599) (Note 2)	$72,373,445	$222,196,622	$236,896,351	$172,682,421
Affiliated money market fund, at fair value (Cost: $1,722,001, $4,857,850, $2,256,693, $3,222,267)	1,722,001	4,857,850	2,256,693	3,222,267
Real estate owned, at fair value (Cost: $—, $—, $7,538,934, $—) (note 2)	—	—	7,196,000	—
Cash	—	—	158,469	—
Receivable for investments sold	660,825	—	—	1,205,270
Receivable for accrued dividends and interest	331,447	994,383	1,181,064	738,648
Receivable for accrued dividends in affiliated money market fund	94	266	123	177
Prepaid expenses and other assets	51,233	123,036	336,757	96,354

Total assets	75,139,045	228,172,157	248,025,457	177,945,137

Liabilities:
Payable for investments purchased	1,296,374	5,700,834	1,112,730	2,804,790
Payable under loan agreement (note 2)	7,000,000	32,700,000	50,726,606	27,400,000
Payable for reverse repurchase agreements (note 2)	13,300,451	33,949,000	24,550,000	24,251,000
Bank overdraft	14,765	58,608	—	35,866
Payable for investment advisory fees	—	22,106	31,079	48,361
Payable for administration fees	10,466	30,781	33,740	24,180
Payable for listing fees	11,819	11,111	10,943	11,819
Payable for audit fees	32,206	31,028	32,237	32,206
Payable for legal fees	7,942	7,870	6,453	2,589
Payable for transfer agent fees	417	—	90	261
Payable for interest expense	2,979	16,092	10,149	8,757
Payable for other expenses	17,240	43,184	75,819	39,738

Total liabilities	21,694,659	72,570,614	76,589,846	54,659,567

Net assets applicable to outstanding capital stock	$53,444,386	$155,601,543	$171,435,611	$123,285,570

Composition of net assets:
Capital stock and additional paid-in capital	$48,652,004	$187,915,776	$239,635,596	$130,014,277
Distribution in excess of net investment income	(139,586)	(732,713)	(2,922,272)	(1,054,524)
Accumulated net realized loss on investments	(400,248)	(9,870,174)	(25,311,447)	(2,508,005)
Net unrealized appreciation (depreciation) of investments	5,332,216	(21,711,346)	(39,966,266)	(3,166,178)

Total–representing net assets applicable to capital stock	$53,444,386	$155,601,543	$171,435,611	$123,285,570

Net asset value and market price of capital stock:
Net assets applicable to capital stock	$53,444,386	$155,601,543	$171,435,611	$123,285,570
Shares outstanding (authorized 1 billion shares of each fund of $0.01 par value)	4,231,331	15,985,741	21,356,023	10,662,195
Net asset value per share	$12.63	$9.73	$8.03	$11.56
Market price per share	$11.69	$8.35	$6.92	$10.36

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

Statements of Operations	For the six-month period ended February 29, 2012 (unaudited)

	ASP	BSP	CSP	SLA
Investment Income:
Interest from unaffiliated investments	$1,740,705	$5,283,413	$5,070,810	$3,814,957
Dividends from unaffiliated investments	602,296	1,216,112	1,417,266	1,367,051
Participating income from investments no longer held (note 2)	—	—	234,324	142,724
Dividends from affiliated money market fund	200	537	379	461
Net operating income (loss) from real estate owned (note 2)	—	(209,854)	144,135	—

Total investment income	2,343,201	6,290,208	6,866,914	5,325,193

Expenses (note 3):
Investment advisory fees	137,765	377,381	412,042	303,290
Interest expense	86,481	698,535	947,160	483,584
Administration fees	65,479	193,927	216,318	151,645
Custodian fees	5,238	15,514	17,306	12,132
Mortgage servicing fees	15,570	48,544	51,077	37,102
Legal fees	19,561	19,560	19,595	19,561
Audit fees	29,604	28,425	29,635	29,604
Postage and printing fees	6,831	13,121	15,762	10,979
Transfer agent fees	7,772	8,250	8,370	7,975
Listing fees	11,819	12,522	12,793	11,819
Directors’ fees	46,291	46,292	46,291	46,291
Insurance fees	12,542	12,528	12,525	12,519
Pricing fees	7,057	7,058	7,032	7,057
Other expenses	24,890	23,396	35,739	22,815

Total expenses	476,900	1,505,053	1,831,645	1,156,373

Less: Fee reimbursements (note 3)	(289)	(854)	(944)	(869)
Less: Indirect payments from custodian (note 3)	(6)	(5)	(8)	(15)

Total net expenses	476,605	1,504,194	1,830,693	1,155,489

Net investment income	1,866,596	4,786,014	5,036,221	4,169,704

Net realized and unrealized gains (losses) on investments (notes 2 and 4):
Net realized gain (loss) on investments	313,658	(539,761)	(2,757,035)	1,720,768
Net change in unrealized appreciation or depreciation of investments	529,566	(2,924,019)	(5,069,751)	(936,743)

Net gain (loss) on investments	843,224	(3,463,780)	(7,826,786)	784,025

Net increase (decrease) in net assets resulting from operations	$2,709,820	$1,322,234	$(2,790,565)	$4,953,729

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	27

Statements of Changes in Net Assets

	ASP		BSP
	Six-Month Period Ended 2/29/12 (unaudited)	Year Ended 8/31/11	Six-Month Period Ended 2/29/12 (unaudited)	Year Ended 8/31/11
Operations:
Net investment income	$1,866,596	$3,266,470	$4,786,014	$9,361,329
Net realized gain (loss) on investments	313,658	320,539	(539,761)	845,001
Net change in unrealized appreciation or depreciation of investments	529,566	(1,874,130)	(2,924,019)	(5,386,649)

Net increase (decrease) in net assets resulting from operations	2,709,820	1,712,879	1,322,234	4,819,681

Distributions to shareholders (note 2):
From net investment income	(2,000,997)	(3,629,236)	(5,336,040)	(9,244,577)
From return of capital	—	(1,623,538)	—	(8,864,072)

Total distributions	(2,000,997)	(5,252,774)	(5,336,040)	(18,108,649)

Total increase (decrease) in net assets	708,823	(3,539,895)	(4,013,806)	(13,288,968)

Net assets at beginning of period	52,735,563	56,275,458	159,615,349	172,904,317

Net assets at end of period	$53,444,386	$52,735,563	$155,601,543	$159,615,349

Distributions in excess of net investment income	$(139,586)	$(5,185)	$(732,713)	$(182,687)

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

CSP		SLA
Six-Month Period Ended 2/29/12 (unaudited)	Year Ended 8/31/11	Six-Month Period Ended 2/29/12 (unaudited)	Year Ended 8/31/11

$5,036,221	$9,591,002	$4,169,704	$8,330,304
(2,757,035)	(4,313,944)	1,720,768	532,908
(5,069,751)	1,365,925	(936,743)	(1,615,899)

(2,790,565)	6,642,983	4,953,729	7,247,313

(5,819,517)	(9,591,804)	(4,654,048)	(8,887,664)
—	(13,216,429)	—	(4,226,836)

(5,819,517)	(22,808,233)	(4,654,048)	(13,114,500)

(8,610,082)	(16,165,250)	299,681	(5,867,187)

180,045,693	196,210,943	122,985,889	128,853,076

$171,435,611	$180,045,693	$123,285,570	$122,985,889

$(2,922,272)	$(2,138,976)	$(1,054,524)	$(570,180)

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	29

Statements of Cash Flows	For the six-month period ended February 29, 2012 (unaudited)

	ASP	BSP	CSP	SLA
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$2,709,820	$1,322,234	$(2,790,565)	$4,953,729
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(4,369,069)	(50,755,250)	(29,030,985)	(27,066,328)
Proceeds from paydowns and sales of investments	3,486,246	58,701,392	33,685,038	30,769,176
Net purchases/sales of short-term investments	(531,666)	(3,032,478)	(270,666)	(1,560,347)
Net amortization/accretion of bond discount and premium	(50,230)	(66,845)	(31,550)	(64,946)
Net change in unrealized appreciation or depreciation of investments	(529,566)	2,924,019	5,069,751	936,743
Net realized gain (loss) on investments	(313,658)	539,761	2,757,035	(1,720,768)
Decrease in receivable for accrued interest and dividends	8,789	82,939	30,870	179,199
Decrease (increase) in prepaid expenses and other assets	121,786	(18,537)	450,905	181,930
Decrease in accrued fees and expenses	(25,446)	(76,790)	(10,708)	(35,083)

Net cash provided by operating activities	507,006	9,620,445	9,859,125	6,573,305

Cash flows from financing activities:
Net proceeds (payments) from borrowings under loan agreement	1,000,000	(2,000,000)	(1,273,394)	—
Net proceeds (payments) from reverse repurchase agreements	639,244	(2,234,637)	(2,668,125)	(1,817,608)
Distributions paid to shareholders	(2,000,997)	(5,336,040)	(5,819,517)	(4,654,048)

Net cash used in financing activities	(361,753)	(9,570,677)	(9,761,036)	(6,471,656)

Net increase in cash	145,253	49,768	98,089	101,649
Cash (bank overdraft) at beginning of period	(160,018)	(108,376)	60,380	(137,515)

Cash (bank overdraft) at end of period	$(14,765)	$(58,608)	$158,469	$(35,866)

Supplemental disclosure of cash flow information:
Cash paid for interest	$97,004	$742,275	$974,028	$506,371

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

ASP

	Six-Month Period Ended 2/29/12 (unaudited)		Year Ended August 31,
			2011	2010	2009	2008	2007
Per-Share Data
Net asset value, beginning of period	$12.46		$13.30	$12.44	$11.72	$11.96	$12.07

Operations:
Net investment income	0.44		0.79	0.85	0.81	0.80	0.80
Net realized and unrealized gain (losses) on investments	0.20		(0.39)	1.20	0.70	(0.26)	(0.07)

Total from operations	0.64		0.40	2.05	1.51	0.54	0.73

Distributions to shareholders:
From net investment income	(0.47)		(0.86)	(0.84)	(0.77)	(0.75)	(0.84)
From return of capital	—		(0.38)	(0.35)	(0.02)	(0.03)	—

Total distributions	(0.47)		(1.24)	(1.19)	(0.79)	(0.78)	(0.84)

Net asset value, end of period	$12.63		$12.46	$13.30	$12.44	$11.72	$11.96

Market value, end of period	$11.69		$11.01	$13.00	$10.75	$9.75	$11.41

Selected Information
Total return, net asset value [1]	5.30	% [5]	3.17%	17.33%	13.89%	4.62%	6.14%
Total return, market value [2]	10.94	% [5]	(5.90)%	33.60%	20.61%	(8.00)%	12.19%
Net assets at end of period (in millions)	$53		$53	$56	$53	$50	$51
Ratio of expenses to average weekly net assets before fee reimbursements	1.82	% [6]	2.43%	2.43%	2.81%	3.07%	3.27%
Ratio of expenses to average weekly net assets after fee reimbursements	1.82	% [6]	2.43%	2.43%	2.81%	3.06%	3.26%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.49	% [6]	1.41%	1.29%	1.41%	1.33%	1.33%
Ratio of net investment income to average weekly net assets before fee reimbursements	7.14	% [6]	6.18%	6.65%	7.19%	6.70%	6.56%
Ratio of net investment income to average weekly net assets after fee reimbursements	7.14	% [6]	6.18%	6.65%	7.19%	6.71%	6.57%
Portfolio turnover rate [3]	6%		13%	6%	22%	18%	22%
Amount of borrowings outstanding at end of period (in millions)	$20		$19	$16	$17	$16	$19
Per-share amount of borrowings outstanding at end of period	$4.80		$4.41	$3.85	$4.13	$3.81	$4.59
Per-share amount of net assets, excluding borrowings, at end of period	$17.43		$16.87	$17.15	$16.57	$15.53	$16.55
Asset coverage ratio [4]	363%		383%	445%	401%	407%	360%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	The portfolio turnover rate for August 31, 2007 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.
[4]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[5]	Total return has not been annualized.
[6]	Annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	31

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

BSP

	Six-Month Period Ended 2/29/12 (unaudited)		Year Ended August 31,
			2011	2010	2009	2008	2007
Per-Share Data
Net asset value, beginning of period	$9.98		$10.82	$11.36	$11.51	$12.02	$11.92

Operations:
Net investment income	0.30		0.59	0.64	0.78	0.74	0.80
Net realized and unrealized gain (losses) on investments	(0.22)		(0.30)	(0.02)	(0.20)	(0.46)	0.14

Total from operations	0.08		0.29	0.62	0.58	0.28	0.94

Distributions to shareholders:
From net investment income	(0.33)		(0.58)	(0.66)	(0.73)	(0.69)	(0.84)
From return of capital	—		(0.55)	(0.50)	—	(0.10)	—

Total distributions	(0.33)		(1.13)	(1.16)	(0.73)	(0.79)	(0.84)

Net asset value, end of period	$9.73		$9.98	$10.82	$11.36	$11.51	$12.02

Market value, end of period	$8.35		$8.75	$10.14	$9.71	$9.80	$11.32

Selected Information
Total return, net asset value [1]	0.88	% [5]	2.72%	5.64%	5.57%	2.25%	8.06%
Total return, market value [2]	(0.61	)% [5]	(2.42)%	16.91%	8.04%	(6.80)%	13.18%
Net assets at end of period (in millions)	$156		$160	$173	$182	$184	$192
Ratio of expenses to average weekly net assets before fee reimbursements	1.94	% [6]	2.68%	2.56%	2.86%	2.95%	2.57%
Ratio of expenses to average weekly net assets after fee reimbursements	1.94	% [6]	2.68%	2.56%	2.86%	2.95%	2.56%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.04	% [6]	1.02%	0.96%	1.06%	0.98%	0.99%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.18	% [6]	5.60%	5.74%	7.23%	6.19%	6.56%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.18	% [6]	5.60%	5.74%	7.23%	6.19%	6.57%
Portfolio turnover rate [3]	25%		11%	9%	19%	43%	30%
Amount of borrowings outstanding at end of period (in millions)	$67		$71	$77	$71	$63	$73
Per-share amount of borrowings outstanding at end of period	$4.17		$4.44	$4.82	$4.44	$3.92	$4.58
Per-share amount of net assets, excluding borrowings, at end of period	$13.90		$14.42	$15.64	$15.80	$15.43	$16.60
Asset coverage ratio [4]	333%		325%	324%	356%	394%	362%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	The portfolio turnover rate for August 31, 2007 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.
[4]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[5]	Total return has not been annualized.
[6]	Annualized.

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

CSP

	Six-Month Period Ended 2/29/12 (unaudited)		Year Ended August 31,
			2011	2010	2009	2008	2007
Per-Share Data
Net asset value, beginning of period	$8.43		$9.19	$10.67	$11.24	$12.06	$12.04

Operations:
Net investment income	0.23		0.46	0.43	0.73	0.87	1.18
Net realized and unrealized gain (losses) on investments	(0.36)		(0.15)	(0.86)	(0.53)	(0.72)	0.09

Total from operations	(0.13)		0.31	(0.43)	0.20	0.15	1.27

Distributions to shareholders:
From net investment income	(0.27)		(0.45)	(0.51)	(0.70)	(0.96)	(1.18)
From net realized gain on investments	—		—	—	—	—	(0.07)
From return of capital	—		(0.62)	(0.54)	(0.07)	(0.01)	—

Total distributions	(0.27)		(1.07)	(1.05)	(0.77)	(0.97)	(1.25)

Net asset value, end of period	$8.03		$8.43	$9.19	$10.67	$11.24	$12.06

Market value, end of period	$6.92		$7.57	$8.67	$8.83	$9.77	$11.35

Selected Information
Total return, net asset value [1]	(1.53	)% [5]	3.61%	(4.26)%	1.98%	1.17%	10.97%
Total return, market value [2]	(4.89	)% [5]	0.26%	10.25%	(0.88)%	(5.78)%	12.44%
Net assets at end of period (in millions)	$171		$180	$196	$228	$240	$257
Ratio of expenses to average weekly net assets before fee reimbursements	2.12	% [6]	2.72%	2.52%	2.75%	2.80%	2.29%
Ratio of expenses to average weekly net assets after fee reimbursements	2.12	% [6]	2.72%	2.52%	2.75%	2.80%	2.28%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.02	% [6]	0.97%	0.90%	1.03%	1.00%	1.09%
Ratio of net investment income to average weekly net assets before fee reimbursements	5.83	% [6]	5.23%	4.38%	6.92%	7.34%	9.67%
Ratio of net investment income to average weekly net assets after fee reimbursements	5.83	% [6]	5.23%	4.38%	6.92%	7.34%	9.68%
Portfolio turnover rate [3]	12%		13%	10%	16%	5%	36%
Amount of borrowings outstanding at end of period (in millions)	$75		$79	$88	$81	$77	$65
Per-share amount of borrowings outstanding at end of period	$3.52		$3.71	$4.12	$3.78	$3.62	$3.04
Per-share amount of net assets, excluding borrowings, at end of period	$11.55		$12.14	$13.31	$14.45	$14.86	$15.10
Asset coverage ratio [4]	328%		327%	323%	383%	410%	496%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	The portfolio turnover rate for August 31, 2007 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.
[4]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[5]	Total return has not been annualized.
[6]	Annualized.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	33

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

SLA

	Six-Month Period Ended 2/29/12 (unaudited)		Year Ended August 31,
			2011	2010	2009		2008	2007
Per-Share Data
Net asset value, beginning of period	$11.53		$12.09	$12.33	$12.42		$13.00	$13.12

Operations:
Net investment income	0.39		0.79	0.78	0.87		0.92	0.94
Net realized and unrealized gain (losses) on investments	0.08		(0.12)	0.25	(0.09)		(0.61)	0.08

Total from operations	0.47		0.67	1.03	0.78		0.31	1.02

Distributions to shareholders:
From net investment income	(0.44)		(0.83)	(0.83)	(0.87)		(0.84)	(1.04)
From net realized gain on investments	—		—	—	(0.00	) [5]	(0.05)	(0.10)
From return of capital	—		(0.40)	(0.44)	(0.00	) [5]	—	—

Total distributions	(0.44)		(1.23)	(1.27)	(0.87)		(0.89)	(1.14)

Net asset value, end of period	$11.56		$11.53	$12.09	$12.33		$12.42	$13.00

Market value, end of period	$10.36		$10.34	$12.18	$10.64		$10.64	$12.37

Selected Information
Total return, net asset value [1]	4.16	% [6]	5.82%	8.73%	6.93%		2.44%	8.13%
Total return, market value [2]	4.68	% [6]	(4.78)%	27.56%	9.94%		(7.06)%	11.65%
Net assets at end of period (in millions)	$123		$123	$129	$131		$132	$139
Ratio of expenses to average weekly net assets before fee reimbursements	1.91	% [7]	2.73%	2.75%	2.93%		3.14%	2.73%
Ratio of expenses to average weekly net assets after fee reimbursements	1.91	% [7]	2.73%	2.75%	2.93%		3.14%	2.72%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.11	% [7]	1.08%	1.02%	1.05%		1.02%	1.02%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.88	% [7]	6.68%	6.33%	7.43%		7.24%	7.21%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.88	% [7]	6.68%	6.33%	7.43%		7.24%	7.22%
Portfolio turnover rate [3]	17%		10%	12%	13%		19%	20%
Amount of borrowings outstanding at end of period (in millions)	$52		$53	$53	$53		$45	$41
Per-share amount of borrowings outstanding at end of period	$4.85		$5.02	$4.99	$5.01		$4.24	$3.88
Per-share amount of net assets, excluding borrowings, at end of period	$16.41		$16.55	$17.08	$17.34		$16.66	$16.88
Asset coverage ratio [4]	339%		330%	342%	346%		393%	434%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	The portfolio turnover rate for August 31, 2007 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.
[4]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[5]	Amount rounds to less than $0.01 per share.
[6]	Total return has not been annualized.
[7]	Annualized.

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

Notes to Financial Statements	(unaudited as to February 29, 2012)

(1)	Organization

American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (the “funds”) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. The funds emphasize investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. They may also invest in U.S. Government securities, corporate debt securities, and preferred stock issued by real estate investment trusts. In addition, the funds may borrow using reverse repurchase agreements and credit facilities. Fund shares are listed on the New York Stock Exchange (“NYSE”) under the symbols ASP, BSP, CSP, and SLA, respectively.

(2)	Summary of Significant Accounting Policies

Security Valuations

The funds’ investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the funds’ board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. USBAM has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the funds’ net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the funds and third parties.

Security valuations for the funds’ investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	35

Notes to Financial Statements

The following investment vehicles, when held by a fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors that may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the funds’ board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of February 29, 2012, the funds held internally fair valued securities as follows:

Fund	Fair Value	Percentage of Total Net Assets
ASP	$28,565,765	53.4%
BSP	140,820,479	90.5
CSP	168,746,874	98.4
SLA	97,866,063	79.4

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

36	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

As of February 29, 2012, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
ASP
Whole Loans	$—	$—	$24,995,765	$24,995,765
Corporate Note	—	—	3,570,000	3,570,000
U.S. Government Agency Mortgage-Backed Securities	—	9,226,627	—	9,226,627
Commercial Mortgage-Backed Securities	—	16,268,924	—	16,268,924
Preferred Stocks	18,312,129	—	—	18,312,129
Short-Term Investment	1,722,001	—	—	1,722,001

Total Investments	$20,034,130	$25,495,551	$28,565,765	$74,095,446

BSP
Whole Loans	$—	$—	$121,228,867	$121,228,867
Corporate Notes	—	—	19,591,612	19,591,612
U.S. Government Agency Mortgage-Backed Securities	—	13,349,357	—	13,349,357
Commercial Mortgage-Backed Securities	—	26,918,921	—	26,918,921
Preferred Stocks	41,107,865	—	—	41,107,865
Short-Term Investment	4,857,850	—	—	4,857,850

Total Investments	$45,965,715	$40,268,278	$140,820,479	$227,054,472

CSP
Whole Loans	$—	$—	$145,440,499	$145,440,499
Corporate Notes	—	—	16,110,375	16,110,375
Private Mortgage-Backed Security†	—	—	—	—
U.S. Government Agency Mortgage-Backed Securities	—	18,458,333	—	18,458,333
Commercial Mortgage-Backed Securities	—	8,577,393	—	8,577,393
Preferred Stocks	48,309,751	—	—	48,309,751
Real Estate Owned	—	—	7,196,000	7,196,000
Short-Term Investment	2,256,693	—	—	2,256,693

Total Investments	$50,566,444	$27,035,726	$168,746,874	$246,349,044

SLA
Whole Loans	$—	$—	$81,084,813	$81,084,813
Corporate Notes	—	—	16,781,250	16,781,250
U.S. Government Agency Mortgage-Backed Securities	—	11,825,083	—	11,825,083
Commercial Mortgage-Backed Securities	—	19,364,629	—	19,364,629
Preferred Stocks	43,626,646	—	—	43,626,646
Short-Term Investment	3,222,267	—	—	3,222,267

Total Investments	$46,848,913	$31,189,712	$97,866,063	$175,904,688

† This category includes one security classified in Level 3 which is valued at zero.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	37

Notes to Financial Statements

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Fund	Whole Loans	Corporate Notes	Private Mortgage- Backed Security	Real Estate Owned	Total Fair Value
ASP
Balance as of August 31, 2011	$25,673,461	$3,605,000	$—	$—	$29,278,461
Accrued discounts/premiums	973	—	—	—	973
Realized gain	1,332	—	—	—	1,332
Net change in unrealized appreciation or depreciation	(444,813)	(35,000)	—	—	(479,813)
Purchases	—	—	—	—	—
Sales	(235,188)	—	—	—	(235,188)

Balance as of February 29, 2012	$24,995,765	$3,570,000	$—	$—	$28,565,765

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 29, 2012	$(444,813)	$(35,000)	$—	$—	$(479,813)

BSP
Balance as of August 31, 2011	$129,561,557	$21,671,612	$—	$—	$151,233,169
Realized loss	(1,643,587)	—	—	(40,071)	(1,683,658)
Net change in unrealized appreciation or depreciation	(4,060,189)	(80,000)	—	—	(4,140,189)
Purchases	3,900,000	—	—	—	3,900,000
Sales	(2,706,595)	(2,000,000)	—	(3,782,248)	(8,488,843)
Transfers between categories (note 2)	(3,822,319)	—	—	3,822,319	—

Balance as of February 29, 2012	$121,228,867	$19,591,612	$—	$—	$140,820,479

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 29, 2012	$(5,120,585)	$(80,000)	$—	$—	$(5,200,585)

CSP
Balance as of August 31, 2011	$159,616,164	$21,180,375	$—	$2,597,436	$183,393,975
Accrued discounts/premiums	—	—	826	(828)	(2)
Realized loss	(1,567,729)	—	(8,684)	—	(1,576,413)
Net change in unrealized appreciation or depreciation	(7,819,398)	(70,000)	7,858	1,029,909	(6,851,631)
Purchases	131,116	—	—	329,335	460,451
Sales	(370,573)	(5,000,000)	—	(1,308,933)	(6,679,506)
Transfers between categories (note 2)	(4,549,081)	—	—	4,549,081	—

Balance as of February 29, 2012	$145,440,499	$16,110,375	$—	$7,196,000	$168,746,874

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 29, 2012	$(9,006,584)	$(70,000)	$—	$1,029,909	$(8,046,675)

SLA
Balance as of August 31, 2011	$89,264,806	$16,866,250	$—	$—	$106,131,056
Net change in unrealized appreciation or depreciation	(1,659,864)	(85,000)	—	—	(1,744,864)
Purchases	98,613	—	—	—	98,613
Sales	(6,618,742)	—	—	—	(6,618,742)

Balance as of February 29, 2012	$81,084,813	$16,781,250	$—	$—	$97,866,063

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 29, 2012	$(1,707,153)	$(85,000)	$—	$—	$(1,792,153)

38	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

During the six-month period ended February 29, 2012, the funds recognized no transfers between valuation levels.

Security Transactions and Investment Income

For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Distributions to Shareholders

On September 23, 2011, USBAM announced that the funds’ board of directors had determined to eliminate the level distribution policies that were in place for each fund. The elimination of the level distribution policies was effective with the October 2011 distributions.

Distributions from net investment income are declared and paid on a monthly basis. Any net realized gains on sales of securities for the funds are distributed to shareholders at least annually. These distributions are recorded as of the close of business on the ex-dividend date.

The funds will provide a notice, as required by Section 19(a) of the Investment Company Act of 1940, as amended, for any distribution that does not consist solely of net investment income. Any such notice will provide information regarding the estimated amounts of the distribution derived from net investment income, net realized capital gains and return of capital. Such notices will be for informational purposes only and the amounts indicated in such notices likely will differ from the ultimate federal income tax characterization of distributions reported to shareholders on Form 1099-DIV after year end.

Distributions are payable in cash or, pursuant to the funds’ dividend reinvestment plans, reinvested in additional shares of the funds’ capital stock. Under each fund’s plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the funds may issue new shares at a discount of up to 5% from the current market price.

The funds receive substantial distributions from holdings in real estate investment trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to a fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

Federal Taxes

Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company (“RIC”) as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. Each fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes. As of February 29, 2012, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sale losses, paydown gains and losses, tax mark-to-market adjustments under Section 311(e) of the Taxpayer

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	39

Notes to Financial Statements

Relief Act of 1997, tax deductions for real estate owned, and investments in REITs. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the funds.

The character of distributions paid during the six-month period ended February 29, 2012 (estimated) and the fiscal year ended August 31, 2011, were as follows:

	ASP			BSP
	2/29/12		8/31/11	2/29/12		8/31/11
Distributions paid from:
Ordinary income	$2,000,997		$3,629,236	$5,336,040		$9,244,577
Return of capital	—	*	1,623,538	—	*	8,864,072

Total	$2,000,997		$5,252,774	$5,336,040		$18,108,649

	CSP			SLA
	2/29/12		8/31/11	2/29/12		8/31/11
Distributions paid from:
Ordinary income	$5,819,517		$9,591,804	$4,654,048		$8,887,664
Return of capital	—	*	13,216,429	—	*	4,226,836

Total	$5,819,517		$22,808,233	$4,654,048		$13,114,500

* A portion of the distributions made during the period may be recharacterized as a return of capital.

As of August 31, 2011, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficits) on a tax basis were as follows:

	ASP	BSP	CSP	SLA
Accumulated capital and post-October losses	$(711,289)	$(9,272,182)	$(22,258,806)	$(4,221,444)
Unrealized appreciation (depreciation)	4,800,033	(18,845,558)	(34,906,719)	(2,236,764)
Other accumulated gain (loss)	(5,185)	(182,687)	(2,424,378)	(570,180)

Accumulated earnings (deficits)	$4,083,559	$(28,300,427)	$(59,589,903)	$(7,028,388)

The difference between book and tax basis unrealized appreciation (depreciation) at August 31, 2011, is attributable to adjustments for REITs, tax deferral of losses on wash sales, and a one-time tax election whereby the funds marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

40	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

For federal income tax purposes, the following funds had capital loss carryovers as of August 31, 2011, the funds’ most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the funds’ fiscal year-ends as follows:

	Expiration
Fund	2012	2013	2014	2015	2016	2017	2018	2019	Total
ASP	$—	$—	$—	$—	$—	$86,500	$624,789	$—	$711,289
BSP	—	—	2,742,567	—	133,712	4,187,382	2,208,521	—	9,272,182
CSP	—	—	—	551,492	381,985	5,238,593	3,813,449	8,176,579	18,162,098
SLA	—	—	—	—	—	2,950,808	1,270,636	—	4,221,444

The funds incurred a loss for tax purposes for the period from November 1, 2010 to August 31, 2011. As permitted by tax regulations, the funds intend to elect to defer and treat the losses as arising in the fiscal year ending August 31, 2012. The deferred losses were as follows:

Fund	Amount
ASP	$—
BSP	—
CSP	4,096,708
SLA	—

Whole Loans

Whole loans may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. The funds may invest in single family, multifamily, and commercial loans. Each fund currently limits its investment in commercial loans to 50% of its total assets. A participating loan is a whole loan which contains provisions for the lender to participate in the income stream provided by the property, including net cash flow and capital proceeds. CSP and SLA received income during the period from participating loans on which the mortgage obligation had previously been fully repaid. An outstanding participating loan agreement may provide excess cash flows and certain appreciation rights after the mortgage obligation has been fully paid and before the sale of the property to a third party.

At February 29, 2012, ASP had one commercial loan representing 3.29% of total net assets and 9.17% of total commercial loans outstanding that was 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 29, 2012, no single family or multifamily loans were 120 or more days delinquent.

At February 29, 2012, BSP had three multifamily loans representing 8.86% of total net assets and 23.42% of total multifamily loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 29, 2012, no single family or commercial loans in BSP were 120 or more days delinquent.

At February 29, 2012, CSP had six multifamily loans representing 8.39% of total net assets and 27.49% of total multifamily loans outstanding and seven commercial loans representing 11.66% of total net assets and 21.40% of total commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest.

At February 29, 2012, SLA had one multifamily loan representing 2.35% of total net assets and 11.43% of total multifamily loans outstanding and three commercial loans representing 1.69% of total net assets and 3.79% of total commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	41

Notes to Financial Statements

The funds may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the funds may suffer a loss.

Real estate may be acquired through foreclosure or deed in lieu of foreclosure on whole loans or similar obligations. The funds may receive rental or other income as a result of holding real estate. This income would generally fail to meet the test for “qualifying income” set forth in Section 851 of the Internal Revenue Code and could result in adverse tax consequences to the funds. In addition, the funds may incur expenses associated with maintaining or improving any real estate owned. Real estate income is recorded on a net basis in the income section of the funds’ Statement of Operations. Capital improvements are recorded as an addition to the cost basis of the property, which will increase any loss at sale. As of February 29, 2012, CSP held real estate owned through foreclosure as follows:

Fund	2/29/12 Cost	2/29/12 Value	Unrealized Depreciation
CSP
Fairview Business Park	$4,850,450	$4,850,000	$(450)
Memphis Medical Building	$2,688,484	$2,346,000	$(342,484)

The net operating income and capital improvements on such real estate owned for the six-month period ended February 29, 2012 were:

Fund	Gross Rental Income	Operating Expenses	Net Operating Income (Loss)	Capital Improvements
CSP
Fairview Business Park	$170,365	$31,746	$138,619	$2,000
Memphis Medical Building	$165,237	$159,721	$5,516	$289,526

BSP recognized a loss of $1,687,092 on a real estate property acquired and sold during the six-month period ended February 29, 2012.

As of and for the six-month period ended February 29, 2012, ASP and SLA held no real estate owned through foreclosure.

Mortgage Servicing Rights

The funds may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage servicers. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change. As of and for the six-month period ended February 29, 2012, the funds held no mortgage servicing rights.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each fund segregates, with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 29, 2012, the funds had no outstanding when-issued or forward-commitment securities.

42	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

Borrowings & Reverse Repurchase Agreements

Effective August 1, 2011, BSP, CSP, and SLA entered into loan agreement extensions with Massachusetts Mutual Life Insurance Company (“MMLIC”) under which MMLIC has made term loans to BSP, CSP, and SLA of $16,700,000, $29,200,000, and $10,400,000, respectively, and agreed to make revolving loans to BSP, CSP, and SLA of up to $8,750,000, $12,250,000, and $5,250,000, respectively. Loans made under the loan agreements are secured by whole loans in the portfolio of the respective fund, bear interest at one-month LIBOR plus 2.50% subject to a “floor” interest rate of 4.25%, and mature on July 31, 2013. In addition to principal and interest payments paid by BSP, CSP, and SLA to MMLIC for borrowings outstanding, BSP, CSP, and SLA each pays an annual fee of 1.28% on any unused portion of the respective fund’s revolving loan commitment. The former loans made by MMLIC to ASP have been fully paid off.

Effective July 18, 2011, the funds entered into loan agreements with Bank of America, N.A., London Branch, which were subsequently reallocated to the U.S. office of Bank of America, N.A. (“BofA”). Under the loan agreements, as amended, BofA has agreed to make credit facilities available to ASP, BSP, CSP and SLA up to $7,000,000, $16,000,000, $22,000,000 and $17,000,000, respectively. Loans made under the loan agreements are secured by the respective fund’s holdings in REIT preferred stock and bear interest at one-month LIBOR plus 0.90%. Each credit facility has an initial term of 180 days and will continue on a revolving basis unless terminated in writing by BofA upon 180 days notice. In addition to payments paid by the funds to BofA for borrowings outstanding, each fund pays an annual fee of 0.40% on the average daily undrawn portion of the respective fund’s facility limit.

The funds may also borrow money by entering into reverse repurchase agreements, which involve the sale of portfolio-eligible securities by the funds, coupled with an agreement to repurchase the securities at a specified date and price. Borrowings may increase volatility of the funds’ net asset values and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Each fund is subject to a restriction on borrowing under which each fund must maintain asset coverage of at least 300%. The interest expense incurred on borrowings is recognized as “Interest Expense” in the Statements of Operations. For the six-month period ended February 29, 2012, the weighted average borrowings outstanding for ASP, BSP, CSP, and SLA were $18,926,035, $57,953,458, $76,598,041, and $52,315,533, respectively, and the weighted average interest rates paid by the funds on such borrowings were 0.91%, 1.63%, 2.31%, and 1.72%, respectively.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds’ custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. As of February 29, 2012, the funds had no outstanding repurchase agreements.

Deferred Compensation Plan

Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	43

Notes to Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

Events Subsequent to Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 29, 2012, through the date of issuance of the funds’ semiannual financial statements. Other than the subsequent events in footnote 9, there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ semiannual financial statements.

(3)	Fees and Expenses

Investment Advisory Fees

Pursuant to investment advisory agreements with each fund, USBAM, a subsidiary of U.S. Bank National Association (“U.S. Bank”), manages the funds’ assets and furnishes related office facilities, equipment, research, and personnel. For ASP, BSP, and CSP, the agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.20% of the respective fund’s average weekly net assets and 4.50% of the daily gross income accrued by such fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the funds). The monthly investment advisory fee shall not exceed, in the aggregate, 1/12 of 0.725% of the respective fund’s average weekly net assets during the month (approximately 0.725% on an annual basis). For SLA, the agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.50% of the fund’s average weekly net assets. For its fees, USBAM provides investment advice and, in general, conducts the management and investment activities of the funds.

The funds may invest in money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to the investing funds and the related money market funds, USBAM will reimburse to each investing fund an amount equal to that portion of USBAM’s investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee reimbursements” in the Statements of Operations.

Nuveen Asset Management, LLC (“NAM”) and Nuveen Fund Advisors, Inc. (“NFA”) each serve as investment sub-advisor to each fund pursuant to separate investment sub-advisory agreements with USBAM. NAM makes investment decisions for the funds, places purchase and sale orders for each fund’s portfolio transactions, and employs the funds’ portfolio managers and the securities analysts that provide research services relating to the funds. NFA provides certain other investment sub-advisory services to the funds, including assisting in the supervision of each fund’s investment program, risk monitoring, managing the forms and level of leverage employed by a fund, assisting in dividend and distribution level determinations, providing tax advice on issues arising in connection with management of a fund’s portfolio, and assisting with pricing of a fund’s portfolio securities.

With respect to each fund, USBAM pays monthly fees to NAM and NFA for the services provided under their respective sub-advisory agreements with USBAM. For ASP, BSP, and CSP, USBAM pays NAM a monthly fee in an amount equal to an annualized rate of 0.10% of the respective fund’s average weekly net assets and 3.00% of the daily gross income accrued by such fund during the month (i.e., investment income, including amortization of discount income, other than gains from the sale of securities or gains received from options and futures contracts less interest on money borrowed by the fund). The monthly investment sub-advisory fee shall not exceed, in the aggregate, 1/12 of 0.45% of the respective fund’s average weekly net assets during the month (approximately 0.45% on an annual basis). For SLA, USBAM pays NAM a monthly fee in an amount equal to an annualized rate of 0.30% of the fund’s average weekly net assets.

44	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

For ASP, BSP, and CSP, USBAM pays NFA a monthly fee in an amount equal to 1.50% of the daily gross income accrued by the respective fund during the month (i.e., investment income, including amortization of discount income, other than gains from the sale of securities or gains received from options and futures contracts less interest on money borrowed by the fund). The monthly investment sub-advisory fee shall not exceed, in the aggregate, 1/12 of 0.175% of the respective fund’s average weekly net assets during the month (approximately 0.175% on an annual basis). For SLA, USBAM pays NFA a monthly fee in an amount equal to an annualized rate of 0.10% of the funds average weekly net assets.

Administration Fees

USBAM serves as the funds’ administrator pursuant to administration agreements between USBAM and each fund. Under these agreements, USBAM receives a monthly administration fee from each fund in an amount equal to 0.25% of the fund’s average weekly net assets. For its fee, USBAM provides numerous services to the funds including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Pursuant to a sub-administration agreement between USBAM and NFA, USBAM also pays NFA an annual fee, calculated weekly and paid monthly, equal to 0.10% of the average weekly net assets of each fund for certain administrative and other services that NFA provides to the funds.

Custodian Fees

U.S. Bank serves as each fund’s custodian pursuant to a custodian agreement with the funds. The custodian fee charged to each fund is equal to an annual rate of 0.02% of such fund’s average weekly net assets. These fees are computed weekly and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended February 29, 2012, custodian fees for ASP, BSP, CSP, and SLA were increased by $6, $5, $7, and $16 as a result of overdrafts, respectively. SLA was the only fund that was reduced as a result of interest earned, which was by $15.

Mortgage Servicing Fees

The funds may enter into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

Other Fees and Expenses

In addition to the investment advisory, administrative, custodian, and mortgage servicing fees, the funds are responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors’ fees and expenses, insurance, pricing, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses. For the six-month period ended February 29, 2012, legal fees and expenses of $4,355, $4,355, $4,355, and $4,355 for ASP, BSP, CSP, and SLA, respectively, were paid to a law firm of which an Assistant Secretary of the funds is a partner.

Expenses that are directly related to a fund are charged directly to that fund. Other operating expenses of the First American Family of Funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	45

Notes to Financial Statements

(4)	Investment Security Transactions

Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six-month period ended February 29, 2012, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
ASP	$5,665,443	$4,147,071
BSP	56,456,084	58,701,392
CSP	30,119,747	33,685,038
SLA	29,871,118	31,974,446

(5)	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(6)	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management has adopted certain components as disclosed in the financial statements. Other components of the standard are not yet applicable and management is in the process of evaluating the implications.

(7)	Nuveen Acquisition

On December 31, 2010, USBAM and its parent company, U.S. Bank sold a portion of USBAM’s asset management business to Nuveen Investments, Inc. (“Nuveen”). Included in the sale was that part of USBAM’s asset management business that advises the First American equity, fixed income, and asset allocation open-end funds, not including the First American money market funds or the First American closed-end funds (the “Closed-End Funds”). USBAM continues to serve as investment advisor to the First American money market funds and the Closed-End Funds.

On October 7, 2010, the Closed-End Funds’ board of directors considered and approved new investment sub-advisory agreements between USBAM and each of NAM and NFA, under which NAM and NFA provide certain investment advisory services to the Closed-End Funds. The sub-advisory agreements were submitted to their respective fund’s shareholders for their approval and took effect on January 1, 2011. There were no changes in the funds’ investment objectives, policies, or expenses as a result of the sub-advisory agreements between USBAM and NAM and NFA. John G. Wenker of Nuveen continues to serve as lead portfolio manager of First American Mortgage Funds.

(8)	Regulated Investment Company Modernization Act

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) became effective. The Modernization Act is the first major piece of legislation affecting RICs since 1986, and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

46	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

(9)	Subsequent Events

On March 30, 2012, the loans made by MMLIC to SLA were fully paid off.

On April 3, 2012, BSP received a partial payoff of the Summit Chase Apartments II multifamily loan, and wrote off the remaining $3,900,000 of unpaid principal.

On April 19, 2012, CSP received a partial payoff of the Whispering Oaks I multifamily loan, and wrote off the remaining $1,970,000 of unpaid principal and $47,884 of unpaid accrued interest. CSP also wrote off the entire unpaid principal amount of $2,636,000 relating to the Whispering Oaks II multifamily loan.

The credit facilities made available by BofA to ASP and SLA were increased up to $9,000,000 and $20,000,000, respectively in April 2012.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	47

Notice to Shareholders	(unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund’s shareholders was held on December 6, 2011 for ASP, BSP, CSP, and SLA. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)	Each fund’s shareholders elected the following six directors:

	ASP		BSP
	Shares Voted “For”	Shares Witholding Authority to Vote	Shares Voted “For”	Shares Witholding Authority to Vote
Roger A. Gibson	2,426,956	205,453	10,196,714	618,780
John P. Kayser ..	2,424,761	207,648	10,180,691	634,803
Leonard W. Kedrowski .	1,869,283	763,126	7,769,313	3,046,181
Richard K. Riederer ..	2,418,535	213,874	10,185,918	629,576
Joseph D. Strauss	2,416,784	215,625	10,162,111	653,383
James M. Wade	2,417,535	214,874	10,189,468	626,026

	CSP		SLA
	Shares Voted “For”	Shares Witholding Authority to Vote	Shares Voted “For”	Shares Witholding Authority to Vote
Roger A. Gibson	12,761,726	1,182,969	6,782,649	244,795
John P. Kayser ..	12,761,914	1,182,781	6,743,814	283,630
Leonard W. Kedrowski .	12,762,275	1,182,420	6,332,582	694,862
Richard K. Riederer ..	12,753,496	1,191,199	6,768,555	258,889
Joseph D. Strauss	12,751,248	1,193,447	6,743,862	283,582
James M. Wade	12,754,758	1,189,937	6,770,400	257,044

(2)	Each fund’s shareholders ratified the selection by the funds’ board of directors of Ernst & Young LLP as the independent registered public accounting firm for the funds for the fiscal period ending August 31, 2012. The following votes were cast regarding this matter:

Fund	Shares Voted “For”	Shares Voted “Against”	Abstentions	Broker Non-Votes
ASP	2,550,841	54,150	27,418	—
BSP	10,461,220	236,643	117,631	—
CSP	13,137,904	680,091	126,700	—
SLA	6,784,920	100,825	141,699	—

(3)	The funds’ shareholders were asked to approve changes to each fund’s policy on investing in REIT preferred stock. The proposed changes were not approved by a “majority of outstanding shares” of any of the funds, as defined in the Investment Company Act of 1940.

Fund	Shares Voted “For”	Shares Voted “Against”	Abstentions	Broker Non-Votes
ASP	1,073,035	710,825	50,769	797,780
BSP	4,981,648	2,852,408	127,942	2,853,496
CSP	7,811,945	974,787	180,675	4,977,288
SLA	4,063,009	667,286	106,149	2,191,000

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available at firstamericanfunds.com and on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863. Information regarding how each fund voted proxies relating to portfolio securities is available on the SEC’s website at www.sec.gov or by calling the funds at 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

The funds are required to file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling

48	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The funds will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

CERTIFICATIONS

In January 2012, the funds’ Chief Executive Officer submitted to the New York Stock Exchange (“NYSE”) his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules. The certifications of the funds’ Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act have been filed with the funds’ Form N-CSR filings and are available on the SEC’s website at www.sec.gov.

FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT	49

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the Information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by

• First American Funds, Inc. • American Strategic Income Portfolio Inc. • American Strategic Income Portfolio Inc. II • American Strategic Income Portfolio Inc. III • American Select Portfolio Inc.	• American Municipal Income Portfolio Inc. • Minnesota Municipal Income Portfolio Inc. • First American Minnesota Municipal Income Fund II, Inc. • American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

50	FIRST AMERICAN MORTGAGE FUNDS	2012 SEMIANNUAL REPORT

BOARD OF DIRECTORS

Leonard Kedrowski

Chairperson of First American Mortgage Funds

Owner and President of Executive and Management Consulting, Inc.

Joseph Strauss

Vice Chairperson of First American Mortgage Funds

Owner and President of Strauss Management Company

Roger Gibson

Director of First American Mortgage Funds

Director of Charterhouse Group, Inc.

John Kayser

Director of First American Mortgage Funds

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of First American Mortgage Funds

Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of First American Mortgage Funds

Owner and President of Jim Wade Homes

First American Mortgage Funds’ Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Strategic Income Portfolio Inc.

American Strategic Income Portfolio Inc. II

American Strategic Income Portfolio Inc. III

American Select Portfolio Inc.

2012 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2012    0023-12    WHOLELOAN-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 30, 2012